UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Principal Amount	Value (Note 1)

U.S. GOVERNMENT AGENCIES — 34.3%
Federal Home Loan Bank — 3.3%
1.69% due 02/26/2021	$480,000	$465,723
1.75% due 08/15/2019(1)	2,250,000	2,244,355
2.14% due 12/05/2022	372,093	359,864
4.50% due 09/13/2019	1,490,000	1,525,833

		4,595,775

Federal Home Loan Mtg. Corp. — 7.1%
3.50% due 08/01/2030	2,769,914	2,806,999
3.50% due 12/01/2044	4,205,416	4,218,127
4.00% due 04/01/2034	1,385,726	1,423,099
Federal Home Loan Mtg. Corp. REMIC
Series 3747, Class WA 3.50% due 10/15/2030(2)	1,540,988	1,552,074

		10,000,299

Federal National Mtg. Assoc. — 2.1%
2.50% due 11/01/2027	3,025,537	2,964,525

Government National Mtg. Assoc. — 21.8%
3.50% due 03/15/2042	290,423	292,767
3.50% due 06/15/2042	1,533,725	1,546,158
3.50% due 07/15/2042	465,104	467,253
3.50% due 02/20/2045	858,712	864,175
4.00% due 03/15/2039	161,048	165,119
4.00% due 06/15/2039	413,289	423,735
4.00% due 12/15/2039	234,848	240,784
4.00% due 08/15/2040	164,906	169,428
4.00% due 11/15/2040	323,721	333,490
4.00% due 09/15/2041	990,423	1,019,930
4.00% due 10/15/2041	157,117	161,799
4.00% due 11/15/2041	536,889	550,459
4.00% due 12/15/2041	496,184	510,316
4.00% due 01/15/2042	1,452,793	1,495,147
4.00% due 02/15/2042	369,591	380,719
4.00% due 03/15/2042	170,444	175,096
4.50% due 09/15/2018	10,752	10,757
4.50% due 10/15/2018	22,878	22,896
4.50% due 09/15/2033	258,996	271,149
4.50% due 04/15/2039	57,571	60,891
4.50% due 05/15/2039	108,858	115,178
4.50% due 06/15/2039	1,152,076	1,218,329
4.50% due 07/15/2039	343,744	362,418
4.50% due 09/15/2039	152,954	161,831
4.50% due 11/15/2039	110,117	116,539
4.50% due 12/15/2039	313,769	331,928
4.50% due 02/15/2040	750,157	791,081
4.50% due 03/15/2040	362,748	383,858
4.50% due 04/15/2040	139,215	147,234
4.50% due 07/15/2040	373,594	395,334
4.50% due 03/15/2041	1,112,717	1,177,105
4.50% due 04/15/2041	177,670	184,978
4.50% due 06/15/2041	183,034	190,336
4.50% due 08/15/2041	140,677	146,289
4.50% due 04/20/2044	625,268	658,616
5.00% due 08/15/2033	328,631	350,040
5.00% due 10/15/2033	578,557	609,265
5.00% due 05/15/2035	78,880	82,450
5.00% due 08/15/2035	305,088	325,154
5.00% due 05/15/2036	70,612	75,254
5.00% due 09/15/2036	117,764	125,533
5.00% due 01/15/2037	157,054	167,346
5.00% due 03/15/2037	46,296	49,338
5.00% due 04/15/2037	275,846	288,998
5.00% due 04/15/2038	356,323	378,423
5.00% due 05/15/2038	191,792	204,403
5.00% due 08/15/2038	493,085	525,729
5.00% due 02/15/2039	88,423	94,194
5.00% due 03/15/2039	111,373	118,744
5.00% due 04/15/2039	79,224	83,500
5.00% due 07/20/2039	862,917	927,680
5.00% due 08/15/2039	239,737	254,013
5.00% due 09/20/2039	2,803,954	3,002,901
5.00% due 10/15/2039	574,818	612,349
5.00% due 11/15/2039	442,254	468,283
5.00% due 12/15/2039	412,781	439,826
5.00% due 04/15/2040	377,639	395,137
5.00% due 05/15/2040	832,004	880,281
5.00% due 07/20/2045	361,374	384,861
5.50% due 06/15/2033	524,693	569,577
5.50% due 07/15/2033	97,333	106,293
5.50% due 10/15/2033	138,352	151,119
5.50% due 01/15/2034	424,221	463,072
5.50% due 02/15/2034	241,979	262,220
5.50% due 04/20/2035	408,060	445,531
5.50% due 09/15/2035	358,942	399,779
5.50% due 10/15/2035	170,369	186,195
5.50% due 02/15/2038	131,223	141,491
5.50% due 04/15/2038	74,304	80,048
5.50% due 09/15/2039	64,917	70,141
5.50% due 03/15/2040	255	278
6.00% due 04/15/2028	124,633	137,610
6.00% due 08/15/2033	218,176	240,852
6.00% due 12/15/2033	88,433	97,267
6.00% due 09/20/2038	887,394	974,796
6.50% due 10/15/2031	52,427	57,815

		30,770,908

Total U.S. Government Agencies (cost $49,290,442)		48,331,507

U.S. GOVERNMENT TREASURIES — 63.1%
United States Treasury Bonds — 14.0%
2.00% due 08/31/2021	2,000,000	1,961,016
2.38% due 12/31/2020	2,000,000	1,989,609
2.50% due 02/15/2045	1,000,000	911,758
4.25% due 11/15/2040	8,000,000	9,700,313
4.75% due 02/15/2041	4,000,000	5,184,531

		19,747,227

United States Treasury Notes — 49.1%
0.88% due 04/15/2019	2,500,000	2,472,168
1.38% due 12/15/2019	3,000,000	2,953,008
1.38% due 04/30/2020	2,500,000	2,448,828
1.38% due 05/31/2021	28,000,000	27,021,094
1.50% due 06/15/2020	3,000,000	2,941,055
1.63% due 08/31/2019	2,000,000	1,981,875
1.88% due 03/31/2022	2,500,000	2,428,222

2.00% due 01/31/2020	3,000,000	2,977,383
2.00% due 09/30/2020	3,000,000	2,962,734
2.00% due 02/15/2025	5,000,000	4,755,273
2.00% due 08/15/2025	3,000,000	2,841,797
2.00% due 11/15/2026	2,700,000	2,530,301
2.13% due 08/31/2020	2,500,000	2,477,148
2.25% due 02/29/2020	2,000,000	1,991,797
2.63% due 02/28/2023	3,000,000	2,987,930
2.75% due 11/15/2023	2,500,000	2,499,023
3.13% due 05/15/2019	1,000,000	1,006,719

		69,276,355

Total U.S. Government Treasuries (cost $86,531,579)		89,023,582

Total Long-Term Investment Securities (cost $136,085,484)		137,355,089

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $3,273,095 and collateralized by $3,360,000 of United States Treasury Notes, bearing interest at 2.63%, due 03/31/2025 and having an approximate value of $3,343,106. (cost $3,273,000)	3,273,000	3,273,000

TOTAL INVESTMENTS (cost $139,095,021)	99.7%	140,628,089
Other assets less liabilities	0.3	360,470

NET ASSETS	100.0%	$140,988,559

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2018.

(2)	Collateralized Mortgage Obligation

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$48,331,507	$—	$48,331,507
U.S. Government Treasuries	—	89,023,582	—	89,023,582
Repurchase Agreements	—	3,273,000	—	3,273,000

Total Investments at Value	$—	$140,628,089	$—	$140,628,089

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description		Principal Amount/ Shares(9)	Value (Note 1)
ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
American Express Credit Account Master Trust FRS Series 2018-5, Class A 2.41% (1 ML+0.34%) due 12/15/2025		$262,000	$262,603
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023		263,000	263,000
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023		104,000	104,016
CarMax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022		150,000	145,760
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(2)		362,761	359,616
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023		78,000	77,775
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(2)(3)		132,000	130,213
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 2.70% (3 ML+0.80%) due 05/15/2035*(3)		1,000,000	998,745
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023		117,000	115,050
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*		50,000	49,343
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022		81,000	79,571
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(3)		102,000	101,828
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(3)		185,000	179,136
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024		100,000	97,424
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022		125,000	123,736
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024		100,000	98,101

Total Asset Backed Securities (cost $3,220,578)			3,185,917

U.S. CORPORATE BONDS & NOTES — 31.4%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		107,000	107,632

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		161,000	160,825

Aerospace/Defense-Equipment — 0.3%
Harris Corp. Senior Notes 4.40% due 06/15/2028		134,000	135,047
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021		606,000	583,275
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	100,000	117,750
United Technologies Corp. Senior Notes 1.90% due 05/04/2020		122,000	119,666
United Technologies Corp. Senior Notes 2.15% due 05/18/2030	EUR	100,000	118,997

			1,074,735

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.25% due 11/15/2022		87,000	84,512

Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(4)		24,546	24,634

Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026		346,000	352,574

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*		78,000	74,639

Daimler Finance North America LLC Company Guar. Notes 3.10% due 05/04/2020*	477,000	476,031
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	271,000	264,028
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	203,000	195,983
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	189,000	188,026

		1,198,707

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	455,000	466,375

Auto/Truck Parts & Equipment-Replacement — 0.1%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	361,000	355,134

Banks-Commercial — 0.8%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	546,000	554,981
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	375,000	377,555
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	370,000	371,236
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	188,000	181,296
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	519,000	667,039
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	290,000	279,999
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	87,000	83,085

		2,515,191

Banks-Super Regional — 0.0%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	112,000	104,070
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	22,000	20,141

		124,211

Batteries/Battery Systems — 0.2%
Energizer Gamma Acquisition, Inc. Company Guar. Notes 6.38% due 07/15/2026*	408,000	414,885
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	331,000	329,345

		744,230

Beverages-Non-alcoholic — 0.1%
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.06% due 05/25/2023*	66,000	66,161
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.60% due 05/25/2028*	106,000	106,392

		172,553

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	100,000	101,355
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	313,000	321,882
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	101,000	99,511

		522,748

Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	64,000	61,622
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	630,000	604,800

		666,422

Building & Construction Products-Misc. — 0.3%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	242,000	199,160
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	72,000	60,115
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	575,000	576,438

		835,713

Building & Construction-Misc. — 0.2%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	539,000	524,851

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	52,000	45,066

Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	126,000	117,731

		162,797

Building Products-Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	605,000	606,512
Masco Corp. Senior Notes 4.50% due 05/15/2047	89,000	77,905

		684,417

Building-Heavy Construction — 0.2%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	690,000	690,863

Building-Residential/Commercial — 0.2%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	148,000	132,275
William Lyon Homes, Inc. Senior Notes 6.00% due 09/01/2023*	625,000	617,006

		749,281

Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	844,000	841,890
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	505,000	462,075
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	300,000	290,250
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	25,000	23,616
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	47,000	42,681
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	75,000	72,609
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	84,000	87,781
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	58,000	52,633
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	630,000	601,650
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	330,000	345,675
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	590,000	590,737

		3,411,597

Cellular Telecom — 1.0%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	685,000	712,400
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,972,000	2,044,717
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	213,000	211,360
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	286,000	298,870

		3,267,347

Chemicals-Specialty — 0.3%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	425,000	417,562
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	450,000	465,750
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	107,000	141,763

		1,025,075

Circuit Boards — 0.2%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	520,000	507,000

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	700,000	712,250

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048		25,000	22,626

Commercial Services — 0.3%
Ecolab, Inc. Senior Notes 1.00% due 01/15/2024	EUR	250,000	295,906
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		179,000	172,556
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*		400,000	393,040

			861,502

Computer Services — 0.4%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		707,000	692,860
IBM Credit LLC Senior Notes 2.65% due 02/05/2021		575,000	569,551

			1,262,411

Computers — 0.4%
Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	285,000	337,339
Apple, Inc. Senior Notes 2.85% due 05/06/2021		154,000	153,631
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		370,000	388,645
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		316,000	371,034
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		55,000	56,113

			1,306,762

Computers-Integrated Systems — 0.4%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024		890,000	852,469
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*		470,000	471,175

			1,323,644

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		400,000	370,000

Containers-Metal/Glass — 0.3%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		374,000	403,920
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		486,000	473,850

			877,770

Containers-Paper/Plastic — 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*		278,000	264,100
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*		775,000	721,719

			985,819

Cosmetics & Toiletries — 0.3%
Coty, Inc. Senior Notes 6.50% due 04/15/2026*		625,000	599,609
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		548,000	501,420

			1,101,029

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025		650,000	611,813

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		475,000	466,687
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		325,000	324,188

			790,875

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 3.55% due 03/05/2024		126,000	124,710
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		475,000	462,602
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023		184,000	177,428
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		104,000	98,947
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		524,000	515,423
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		52,000	49,448

Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		87,000	97,208
Goldman Sachs Group, Inc. Senior Notes 1.25% due 05/01/2025	EUR	305,000	353,995
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	260,000	321,125
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		215,000	195,896
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		272,000	311,030
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		206,000	244,489
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021		171,000	167,578
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		348,000	321,411
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	140,000	169,515
Morgan Stanley Senior Notes 2.75% due 05/19/2022		332,000	321,625
Morgan Stanley Senior Notes 3.97% due 07/22/2038		87,000	80,612
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		173,000	173,661
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		566,000	586,731

			4,773,434

Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027		138,000	131,171
General Electric Co. Senior Notes 1.50% due 05/17/2029	EUR	210,000	236,774

			367,945

Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		259,000	267,910

Electric-Integrated — 0.6%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		326,000	347,894
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		126,000	124,383
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022		156,000	154,195
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027		89,000	86,340
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047		194,000	198,360
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		421,000	545,639
Georgia Power Co. Senior Notes 2.00% due 09/08/2020		109,000	106,476
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028		128,000	128,603
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048		88,000	88,289
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042		62,000	58,809
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065		228,000	229,782

			2,068,770

Electronic Components-Misc. — 0.0%
Jabil, Inc. Senior Notes 3.95% due 01/12/2028		43,000	40,565

Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.90% due 06/15/2028		41,000	40,927

Electronic Parts Distribution — 0.3%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024		866,000	857,301

Energy-Alternate Sources — 0.1%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*		460,000	460,000

Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024		685,000	717,537

Oracle Corp. Senior Notes 2.95% due 11/15/2024	177,000	170,649
Oracle Corp. Senior Notes 3.80% due 11/15/2037	64,000	60,538
Oracle Corp. Senior Notes 3.90% due 05/15/2035	41,000	39,751

		988,475

Finance-Auto Loans — 0.3%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	325,000	330,688
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	591,000	610,207

		940,895

Finance-Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	669,000	692,415
SLM Corp. Senior Notes 5.63% due 08/01/2033	786,000	664,170
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	775,000	769,187

		2,125,772

Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	750,000	765,000

Finance-Investment Banker/Broker — 0.3%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	103,000	90,889
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	361,000	36
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	740,000	719,650

		810,603

Finance-Mortgage Loan/Banker — 0.3%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	850,000	831,963

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	121,000	116,277
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	73,000	70,512

		186,789

Food-Meat Products — 0.2%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	428,000	408,744
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	68,000	64,786

		473,530

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	174,000	177,397

Food-Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	793,000	701,805
Kroger Co. Senior Notes 4.65% due 01/15/2048	176,000	166,191

		867,996

Funeral Services & Related Items — 0.2%
Carriage Services, Inc. Senior Notes 6.63% due 06/01/2026*	590,000	598,113

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)(5)	478,062	8,127

Hotels/Motels — 0.3%
Wyndham Worldwide Corp. Senior Notes 4.15% due 04/01/2024	355,000	349,231
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	710,000	690,475

		1,039,706

Independent Power Producers — 0.1%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024		465,000	465,000

Insurance-Life/Health — 0.0%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*		51,000	47,053
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		53,000	43,679

			90,732

Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		135,000	155,863

Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		64,000	59,949

Insurance-Property/Casualty — 0.3%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		404,000	410,060
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	360,000	423,073
Markel Corp. Senior Notes 4.30% due 11/01/2047		101,000	93,349

			926,482

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		337,000	345,425

Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		322,000	330,304

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		119,000	114,923
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023		148,000	148,158
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		454,000	451,730

			714,811

Machinery-Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		189,000	188,050

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022		83,000	83,212

Machinery-Pumps — 0.1%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*		298,000	302,843

Machinery-Thermal Process — 0.2%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*		459,000	472,770

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022		455,000	465,238

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		187,000	180,791

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 3.63% due 05/15/2024		124,000	120,975
Celgene Corp. Senior Notes 4.55% due 02/20/2048		118,000	107,756

			228,731

Medical-Drugs — 0.2%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*		500,000	400,000
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		111,000	111,047

			511,047

Medical-Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022		105,000	102,013
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*		105,000	100,962

			202,975

Medical-HMO — 0.3%
Centene Escrow I Corp. Senior Notes 5.38% due 06/01/2026*		300,000	303,939
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022		527,000	506,713

UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	107,000	107,018

		917,670

Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	700,000	647,500
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	419,000	416,151

		1,063,651

Medical-Wholesale Drug Distribution — 0.0%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	98,000	100,866

Metal Processors & Fabrication — 0.5%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	805,000	839,212
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	300,000	287,250
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	396,000	396,000

		1,522,462

Metal-Iron — 0.2%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	500,000	473,750

Multimedia — 0.0%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	33,000	30,060

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	139,000	136,373

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	207,000	239,221
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026*	575,000	576,437
Chaparral Energy, Inc Senior Notes 8.75% due 07/15/2023*	305,000	307,097
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	147,000	146,138
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	475,000	460,750
Hess Corp. Senior Notes 5.60% due 02/15/2041	154,000	154,725
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	835,000	809,950
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	546,000	580,125
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	126,000	126,446
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	166,000	196,533
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	549,000	525,667
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	386,000	262,480
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	625,000	646,875
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	525,000	534,844

		5,567,288

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 3.19% due 06/24/2023	182,000	181,090

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	335,000	334,163

Oil Refining & Marketing — 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	680,000	714,850

Oil-Field Services — 0.5%
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	605,000	601,975
Halliburton Co. Senior Notes 4.85% due 11/15/2035	45,000	46,533
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	390,000	370,500
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	575,000	595,125

		1,614,133

Paper & Related Products — 0.3%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	204,000	215,945
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	409,000	410,836
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	167,000	174,941
International Paper Co. Senior Notes 5.00% due 09/15/2035	64,000	64,664

		866,386

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	117,000	116,117

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	163,000	160,322
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	106,461	104,460
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	86,091	92,003
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	138,135	148,582

		505,367

Physicians Practice Management — 0.2%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	770,000	750,750

Pipelines — 1.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	230,000	221,845
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	282,000	284,115
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	640,000	697,600
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	427,000	416,517
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	480,000	463,205
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	70,000	64,034
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	18,000	17,976
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	115,000	108,969
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	114,000	92,751
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	397,000	371,195
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	532,000	522,025
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	893,000	901,930
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	140,000	138,600
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	142,000	137,400
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	53,000	50,801

SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		706,000	684,820
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		467,000	458,827
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026		123,000	120,833
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023		251,000	242,843
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		104,000	107,510

			6,103,796

Platinum — 0.3%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*		560,000	490,784
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		450,000	394,380

			885,164

Poultry — 0.2%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*		635,000	588,963

Publishing-Books — 0.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*		945,000	874,125

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		340,000	336,600

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*		483,000	464,888

Real Estate Investment Trusts — 1.5%
American Tower Corp. Senior Notes 1.95% due 05/22/2026	EUR	240,000	283,083
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		677,000	653,305
EPR Properties Company Guar. Notes 4.95% due 04/15/2028		49,000	47,940
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		710,000	685,150
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023		350,000	343,000
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*		635,000	584,994
iStar, Inc. Senior Notes 5.25% due 09/15/2022		692,000	669,942
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027		506,000	483,230
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026		300,000	286,657
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*		625,000	600,000
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024		84,000	80,962

			4,718,263

Real Estate Management/Services — 0.4%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024		700,000	679,000
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*		615,000	578,100

			1,257,100

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*		650,000	630,500

Rental Auto/Equipment — 0.4%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*		815,000	794,625
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*		575,000	553,438

			1,348,063

Retail-Appliances — 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022		563,000	558,890

Retail-Automobile — 0.2%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024		477,000	472,678
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027		163,000	151,345

			624,023

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/08/2026	EUR	210,000	275,044

Retail-Office Supplies — 0.3%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*		1,051,000	980,058

Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*		470,000	468,825

Retail-Restaurants — 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		490,000	472,850
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*		415,000	426,292

			899,142

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(6)(8)		100,000	0

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		495,000	457,875

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020		238,000	237,897
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		434,000	482,646

			720,543

Schools — 0.2%
Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*		585,000	590,850

Security Services — 0.2%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021		565,000	584,775

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020		132,000	131,892

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044		42,000	39,746

Steel-Producers — 0.5%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025		650,000	604,500
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*		505,000	491,112
United States Steel Corp. Senior Notes 6.88% due 08/15/2025		600,000	603,570

			1,699,182

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	210,000	245,542
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		99,000	83,867
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		383,000	354,254
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		20,000	17,865
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*		532,000	504,835
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		346,000	342,540
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023		600,000	603,000
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031		996,000	652,380
Verizon Communications, Inc. Senior Bonds 2.88% due 01/15/2038	EUR	100,000	114,734
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		90,000	83,937

Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		379,000	389,232

			3,392,186

Television — 0.4%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		652,000	687,860
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		514,000	492,001
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*		111,000	105,589

			1,285,450

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026		110,000	101,561

Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		123,000	121,212

Transport-Services — 0.0%
CH Robinson Worldwide, Inc. Senior Notes 4.20% due 04/15/2028		117,000	114,933

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		195,000	192,726

Total U.S. Corporate Bonds & Notes (cost $102,903,474)			100,412,717

FOREIGN CORPORATE BONDS & NOTES — 19.4%
Aerospace/Defense — 0.2%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*		475,000	476,781

Agricultural Chemicals — 0.5%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		480,000	492,600
Nufarm Australia, Ltd./Nufarm Americas, Inc. Company Guar. Notes 5.75% due 04/30/2026*		625,000	606,250
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*		470,000	477,379

			1,576,229

Airlines — 0.1%
Gol Finance, Inc. Company Guar. Notes 7.00% due 01/31/2025*		480,000	385,296

Auto-Cars/Light Trucks — 0.2%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*		201,000	193,463
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	400,000	459,804

			653,267

Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		595,000	567,481
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*		329,000	324,196

			891,677

Banks-Commercial — 1.9%
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	360,000	518,182
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		450,000	459,584
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	400,000	550,725
BPCE SA Sub. Notes 4.50% due 03/15/2025*		265,000	258,345
CaixaBank SA Senior Notes 0.75% due 04/18/2023	EUR	500,000	573,358
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		254,000	250,602
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	530,000	674,638
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*		200,000	198,447
Intesa Sanpaolo SpA Senior Notes 1.38% due 01/18/2024	EUR	185,000	209,521
Intesa Sanpaolo SpA Senior Notes 1.75% due 03/20/2028	EUR	220,000	231,031

Intesa Sanpaolo SpA Senior Notes 4.00% due 10/30/2023	EUR	200,000	259,081
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		255,000	233,162
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023		250,000	249,337
Standard Chartered PLC Senior Notes 1.63% due 10/03/2027	EUR	275,000	314,855
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020		105,000	104,930
Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		480,000	442,680
Zenith Bank PLC Senior Notes 7.38% due 05/30/2022		450,000	446,436

			5,974,914

Banks-Money Center — 0.1%
Bank of Scotland PLC Sub. Notes 9.38% due 05/15/2021	GBP	150,000	236,491

Brewery — 0.1%
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	200,000	245,066

Building Products-Cement — 0.1%
CIMPOR Financial Operations BV Company Guar. Notes 5.75% due 07/17/2024		480,000	384,000

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		250,000	228,971

Building-Residential/Commercial — 0.2%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*		706,000	692,275

Cable/Satellite TV — 1.0%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		875,000	846,300
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		965,000	887,800
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*		780,000	762,606
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		725,000	688,822

			3,185,528

Cellular Telecom — 0.5%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		467,000	447,736
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		200,000	207,004
Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025		440,000	442,750
VEON Holdings BV Senior Notes 4.95% due 06/16/2024		500,000	472,750
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024		48,000	47,590

			1,617,830

Chemicals-Diversified — 0.8%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		209,000	192,280
Cydsa SAB de CV Company Guar. Notes 6.25% due 10/04/2027		490,000	441,735
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		695,000	658,512
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		470,000	427,066
Solvay SA Senior Notes 1.63% due 12/02/2022	EUR	200,000	245,053
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		490,000	485,713

			2,450,359

Computers-Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		780,000	748,062

Diamonds/Precious Stones — 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		460,000	443,325

Diversified Banking Institutions — 1.2%
Banco Santander SA Senior Notes 1.13% due 01/17/2025	EUR	200,000	225,119

Credit Agricole SA Senior Notes 1.88% due 12/20/2026	EUR	200,000	236,089
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		336,000	329,368
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		60,000	55,367
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022		148,000	142,845
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		206,000	197,700
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023		304,000	301,669
Natwest Markets PLC Senior Notes 0.63% due 03/02/2022	EUR	150,000	173,378
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	175,000	201,185
Royal Bank of Scotland Group PLC Senior Notes 2.50% due 03/22/2023	EUR	185,000	227,377
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	195,256
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	400,000	502,092
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		210,000	205,299
UniCredit SpA Sub. Notes 4.38% due 01/03/2027	EUR	250,000	299,036
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		548,000	486,553

			3,778,333

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020		260,000	254,145
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		263,000	254,789

			508,934

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023	EUR	260,000	331,592

Diversified Operations — 0.3%
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		400,000	366,000
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		460,000	420,900

			786,900

Electric-Distribution — 0.4%
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		1,100,000	1,072,698
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	202,408

			1,275,106

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 1.00% due 10/13/2026	EUR	200,000	227,515

Electric-Integrated — 0.7%
Capex SA Senior Notes 6.88% due 05/15/2024		450,000	401,895
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	335,000	400,326
EDP Finance BV Senior Notes 3.63% due 07/15/2024*		295,000	282,457
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*		200,000	179,715
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		425,000	388,754
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	200,000	236,465
Iberdrola Finanzas SA Company Guar. Notes 1.00% due 03/07/2025	EUR	200,000	233,230

			2,122,842

Finance-Commercial — 0.1%
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		460,000	435,850

Finance-Consumer Loans — 0.1%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		395,000	417,713

Finance-Other Services — 0.1%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*		431,000	434,233

Gambling (Non-Hotel) — 0.4%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		578,000	596,785
LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*		214,000	208,372
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Senior Notes 7.00% due 07/15/2026*		475,000	479,750

			1,284,907

Gas-Distribution — 0.1%
China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022		350,000	356,642

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023		60,000	59,060
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		95,000	87,163

			146,223

Insurance-Life/Health — 0.1%
Athene Holding, Ltd. Senior Bonds 4.13% due 01/12/2028		383,000	353,187

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		111,000	115,235

Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		60,000	59,808

Internet Application Software — 0.2%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*		500,000	473,010

Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		150,000	139,886

Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*		76,000	74,569

Medical-Drugs — 0.5%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		275,000	214,500
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		118,000	111,014
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		800,000	751,500
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		613,000	642,700

			1,719,714

Metal-Copper — 0.4%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		331,000	319,415
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		257,000	257,000
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*		575,000	592,250

			1,168,665

Metal-Diversified — 0.3%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	100,000	145,548
Glencore Finance Europe, Ltd. Company Guar. Notes 1.75% due 03/17/2025	EUR	380,000	439,890
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		470,000	413,093

			998,531

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Notes 3.00% due 07/17/2022		200,000	194,878

Oil & Gas Drilling — 0.7%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024		422,000	399,845
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*		269,000	277,070
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*†(6)(7)		823,000	288,050
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*		600,000	604,500
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*		525,000	505,312

			2,074,777

Oil Companies-Exploration & Production — 0.8%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		72,000	89,185
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024		460,000	441,204
Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		480,000	420,912
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		509,000	473,370
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		837,000	834,908
Nostrum Oil & Gas Finance BV Company Guar. Notes 7.00% due 02/16/2025*		510,000	446,250

			2,705,829

Oil Companies-Integrated — 2.7%
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	400,000	527,051
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		83,000	82,739
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		151,000	145,442
Cenovus Energy, Inc. Senior Bonds 5.40% due 06/15/2047		114,000	111,606
Pertamina Persero PT Senior Notes 4.30% due 05/20/2023		1,650,000	1,630,353
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		300,000	304,622
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		470,000	425,350
Petroleos del Peru SA Senior Notes 5.63% due 06/19/2047		800,000	778,000
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022		500,000	504,400
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		1,400,000	1,368,500
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		2,055,000	1,937,659
Petronas Capital, Ltd. Company Guar. Notes 7.88% due 05/22/2022		450,000	517,515
YPF SA Senior Notes 6.95% due 07/21/2027		450,000	386,438

			8,719,675

Oil-Field Services — 0.2%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		651,000	672,802

Paper & Related Products — 0.3%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		67,000	66,414
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		384,000	378,240
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.50% due 01/17/2027		480,000	477,600

			922,254

Printing-Commercial — 0.2%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*		690,000	704,663

Real Estate Operations & Development — 0.1%
Future Land Development Holdings, Ltd. Senior Sec. Notes 5.00% due 02/16/2020		470,000	455,430

Satellite Telecom — 0.5%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*		340,000	340,850
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,285,000	1,152,902

			1,493,752

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*		444,000	446,220

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(4)(5)(6)(8)		1,330,000	0

Telephone-Integrated — 0.4%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		488,000	524,600
Telefonica Emisiones SAU Company Guar. Notes 1.46% due 04/13/2026	EUR	200,000	230,117
Telefonica Emisiones SAU Company Guar. Notes 2.93% due 10/17/2029	EUR	200,000	248,461

Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	260,000	243,195

		1,246,373

Transport-Marine — 0.5%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025	1,250,000	1,193,750
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	300,000	286,500

		1,480,250

Transport-Rail — 1.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	93,000	111,730
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	2,500,000	2,706,710
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022	400,000	378,953

		3,197,393

Transport-Services — 0.1%
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024	440,000	444,404

Total Foreign Corporate Bonds & Notes (cost $66,898,915)		62,158,166

FOREIGN GOVERNMENT OBLIGATIONS — 16.3%
Banks-Export/Import — 0.3%
Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*	1,100,000	981,750

Banks-Special Purpose — 0.1%
Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020	400,000	419,200

Central Bank — 0.4%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025	1,500,000	1,319,256

Sovereign — 15.5%
Dominican Republic Senior Bonds 5.88% due 04/18/2024	200,000	204,644
Dominican Republic Senior Bonds 6.85% due 01/27/2045	1,250,000	1,237,100
Dominican Republic Senior Bonds 7.45% due 04/30/2044	1,350,000	1,400,625
Dominican Republic Senior Bonds 8.63% due 04/20/2027	350,000	395,500
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	800,000	633,208
Federative Republic of Brazil Senior Notes 8.25% due 01/20/2034	500,000	570,250
Government of Egypt Senior Notes 6.59% due 02/21/2028	800,000	735,378
Government of Egypt Senior Notes 7.50% due 01/31/2027	900,000	884,718
Government of Egypt Senior Notes 8.50% due 01/31/2047	1,450,000	1,403,049
Government of Romania Senior Notes 5.13% due 06/15/2048*	1,700,000	1,638,011
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	1,000,000	856,750
Government of Ukraine Senior Notes 7.75% due 09/01/2027	2,200,000	2,018,302
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027	400,000	371,048
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*	450,000	417,429
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025	1,200,000	1,194,072
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049	1,200,000	1,167,144
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	350,000	354,375
Republic of Argentina Senior Notes 5.25% due 12/31/2038	1,800,000	1,020,600
Republic of Argentina Senior Notes 5.88% due 01/11/2028	360,000	292,500
Republic of Argentina Senior Bonds 6.88% due 01/11/2048	600,000	449,106

Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,051,529	983,179
Republic of Belarus Senior Notes 6.20% due 02/28/2030		1,000,000	944,840
Republic of Colombia Senior Notes 4.38% due 07/12/2021		300,000	306,150
Republic of Colombia Senior Notes 8.13% due 05/21/2024		200,000	240,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021		1,500,000	1,588,818
Republic of Ecuador Senior Notes 7.88% due 01/23/2028*		1,290,000	1,080,633
Republic of Ecuador Senior Notes 9.63% due 06/02/2027		1,250,000	1,160,875
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		700,000	655,690
Republic of Ecuador Senior Notes 10.75% due 03/28/2022		500,000	513,350
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		800,000	761,176
Republic of Honduras Senior Notes 6.25% due 01/19/2027		1,150,000	1,151,035
Republic of Hungary Senior Notes 5.38% due 02/21/2023		600,000	635,196
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		700,000	692,949
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	160,000	202,454
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		1,600,000	1,410,000
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		200,000	176,250
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		700,000	667,100
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		200,000	220,374
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		550,000	586,850
Republic of Namibia Senior Notes 5.25% due 10/29/2025		570,000	525,127
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*		450,000	424,496
Republic of Nigeria Senior Notes 7.63% due 11/28/2047		1,250,000	1,138,642
Republic of Panama Senior Notes 3.75% due 03/16/2025		400,000	395,000
Republic of Poland Senior Notes 5.13% due 04/21/2021		700,000	734,734
Republic of Senegal Bonds 6.25% due 05/23/2033		1,100,000	974,875
Republic of Senegal Senior Notes 6.75% due 03/13/2048*		740,000	631,671
Republic of South Africa Senior Notes 4.67% due 01/17/2024		100,000	98,370
Republic of South Africa Senior Notes 5.65% due 09/27/2047		400,000	360,000
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023*		1,300,000	1,244,633
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		265,000	253,778
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		1,000,000	957,653
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		700,000	677,279
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,000,000	1,011,227
Republic of Turkey Senior Notes 5.75% due 05/11/2047		460,000	371,165
Republic of Turkey Senior Notes 6.13% due 10/24/2028		1,400,000	1,311,100
Republic of Turkey Senior Notes 6.63% due 02/17/2045		1,000,000	886,149
Republic of Turkey Senior Notes 8.00% due 02/14/2034		400,000	418,882
Russian Federation Senior Notes 4.38% due 03/21/2029*		1,200,000	1,159,949

Russian Federation Senior Notes 4.75% due 05/27/2026		1,600,000	1,601,606
State of Qatar Senior Notes 4.50% due 01/20/2022		1,200,000	1,227,900
State of Qatar Senior Notes 4.50% due 04/23/2028		1,200,000	1,211,028
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	60,000	108,259
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	285,000	528,657

			49,472,908

Total Foreign Government Obligations (cost $56,359,254)			52,193,114

U.S. GOVERNMENT AGENCIES — 9.4%
Federal Home Loan Mtg. Corp. — 3.9%
2.50% due 01/01/2028		216,825	212,068
2.50% due 04/01/2028		70,789	69,236
2.50% due 03/01/2031		119,638	116,352
3.00% due 10/01/2032		994,568	988,044
3.00% due 07/01/2045		2,189,348	2,126,771
3.00% due 10/01/2045		748,102	726,109
3.50% due 03/01/2042		308,971	309,906
3.50% due 04/01/2042		323,173	324,149
3.50% due 09/01/2043		308,615	309,548
3.50% due 07/01/2045		2,953,665	2,950,698
3.50% due 11/01/2047		1,570,898	1,563,705
4.00% due 01/01/2046		347,560	356,647
4.50% due 02/01/2020		1,405	1,416
4.50% due 08/01/2020		4,738	4,775
4.50% due 03/01/2039		1,400,281	1,468,625
4.50% due 12/01/2039		7,005	7,361
5.00% due 02/01/2034		20,112	21,452
5.00% due 05/01/2034		30,120	32,303
5.00% due 11/01/2043		204,800	218,575
5.50% due 05/01/2037		46,880	50,694
6.00% due 03/01/2040		37,338	41,187
6.50% due 02/01/2035		6,664	7,419
Federal Home Loan Mtg. Corp. FRS 3.14% (6 ML+1.49%) due 02/01/2037		13,735	14,177
4.07% (12 ML+1.89%) due 11/01/2037		94,978	99,920
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(1)		266,630	262,569
Series 1103, Class N IO 11.57% due 06/15/2021(1)(10)		253	17
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.73% (6.80%-1 ML) due 09/15/2039(1)(10)(11)		406,773	40,096

			12,323,819

Federal National Mtg. Assoc. — 5.5%
2.50% due 12/01/2026		496,046	486,369
3.00% due 10/01/2027		252,603	252,641
3.00% due 10/01/2030		192,525	192,081
3.00% due 10/01/2032		1,190,736	1,184,314
3.00% due 12/01/2042		126,416	123,653
3.00% due 01/01/2047		410,444	398,207
3.00% due 02/01/2048		1,972,878	1,913,537
3.50% due 08/01/2026		85,508	86,585
3.50% due 08/01/2027		56,292	57,002
3.50% due 10/01/2028		33,765	34,307
3.50% due 03/01/2033		1,876,450	1,901,009
3.50% due 02/01/2043		120,158	120,883
3.50% due 10/01/2045		265,481	265,027
3.50% due 11/01/2045		225,970	225,618
3.50% due 03/01/2046		2,604,303	2,593,799
3.50% due 07/01/2046		158,365	158,202
3.50% due 04/01/2048		59,302	59,136
4.00% due 11/01/2025		129,139	132,961
4.00% due 10/01/2043		311,952	319,916
4.00% due 02/01/2045		1,704,924	1,753,355
4.00% due 05/01/2047		632,010	645,056
4.00% due 08/01/2047		1,112,903	1,136,049
4.50% due 06/01/2019		4,017	4,046
4.50% due 11/01/2022		21,839	22,105
4.50% due 06/01/2023		14,243	14,691
4.50% due 08/01/2045		1,771,446	1,871,835
4.50% due 04/01/2047		375,904	391,847
5.00% due 06/01/2019		4,050	4,119
5.00% due 01/01/2023		7,614	7,822
5.00% due 03/01/2034		18,412	19,697
5.00% due 05/01/2035		10,189	10,872
5.00% due 05/01/2040		75,205	80,669
5.00% due 07/01/2040		79,421	85,193
5.50% due 06/01/2038		24,244	26,266
6.00% due 02/01/2032		4,671	5,106
6.00% due 05/01/2034		1,573	1,726
6.00% due 10/01/2034		18,895	20,652
7.50% due 01/01/2030		1,117	1,135
8.00% due 11/01/2028		2,981	3,252
Federal National Mtg. Assoc. FRS
3.41% (6 ML+1.54%) due 09/01/2035		65,205	67,549
3.47% (1 Yr USTYCR+2.19%) due 10/01/2035		75,048	79,310
3.48% (12 ML+1.57%) due 05/01/2037		19,872	20,761

3.57% (12 ML+1.82%) due 10/01/2040	22,066	23,229
3.58% (12 ML+1.83%) due 10/01/2040	45,605	47,975
3.58% (12 ML+1.77%) due 05/01/2040	83,133	87,175
3.75% (12 ML+1.66%) due 07/01/2039	63,473	66,518
3.84% (1 Yr USTYCR+2.26%) due 11/01/2036	39,166	41,349
3.92% (12 ML+1.91%) due 08/01/2035	57,545	60,827
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(1)	228,639	225,335
Series 2018-27, Class EA 3.00% due 05/25/2048(1)	394,670	382,848
Series 1989-2, Class D 8.80% due 01/25/2019(1)	228	230

		17,713,846

Total U.S. Government Agencies (cost $31,101,118)		30,037,665

U.S. GOVERNMENT TREASURIES — 5.9%
United States Treasury Bonds — 0.1% 3.00% due 02/15/2048	339,000	340,139

United States Treasury Notes — 5.8%
1.00% due 06/30/2019	15,300,000	15,096,797
1.63% due 07/31/2019	1,000,000	991,797
1.63% due 08/31/2019	1,000,000	990,937
1.75% due 09/30/2019	1,000,000	991,562
2.13% due 07/31/2024	50,000	48,127
2.50% due 05/31/2020	82,000	81,962
2.88% due 05/15/2028	265,000	265,528

		18,466,710

Total U.S. Government Treasuries (cost $18,809,123)		18,806,849

LOANS(12)(13)(14) — 6.5%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 5.34% (1 ML+ 3.25%) due 07/23/2021	353,165	334,477

Aerospace/Defense-Equipment — 0.1%
Wesco Aircraft Hardware Corp. FRS BTL 4.59% (1 ML+ 2.50%) due 02/28/2021	355,000	353,817

Broadcast Services/Program — 0.1%
Univision Communications, Inc. FRS BTL 4.84% (1 ML+ 2.75%) due 03/15/2024	354,035	341,897

Building & Construction Products-Misc. — 0.1%
Forterra Finance LLC FRS BTL 5.09% (1 ML+ 3.00%) due 10/25/2023	383,051	356,397

Building & Construction-Misc. — 0.1%
ATS Consolidated, Inc. FRS BTL-B 5.84% (1 ML+3.75%) due 02/28/2025	354,113	354,223

Building Products-Air & Heating — 0.1%
Thermasys Corp. FRS BTL 6.34% (2 ML+ 4.00%) due 05/03/2019	352,482	338,971

Building Products-Doors & Windows — 0.1%
CHI Doors Holding Corp. FRS BTL 5.34% (1 ML+ 3.25%) due 07/29/2022	353,189	352,968

Cable/Satellite TV — 0.2%
CSC Holdings LLC FRS BTL-B 4.57% (1 ML+ 2.50%) due 01/25/2026	355,000	353,491
Ziggo Secured Finance FRS BTL-E 4.57% (1 ML+ 2.50%) due 04/15/2025	355,000	351,006

		704,497

Casino Services — 0.0%
Stars Group Holdings BV BTL-B3 coupon TBD due 04/06/2025	32,397	32,377

Chemicals-Specialty — 0.1%
LTI Holdings, Inc. FRS 1st Lien 5.59% (1 ML+ 3.50%) due 05/16/2024	354,113	352,785

Circuit Boards — 0.1%
LUX Finco FRS BTL 6.55% (3 ML+ 4.25%) due 10/14/2022	353,189	352,306

Commercial Services-Finance — 0.1%
MoneyGram International, Inc. FRS BTL-B 5.58% (3 ML+ 3.25%) due 03/27/2020	353,095	340,736

Computer Services — 0.1%
Alion Science & Tech Corp. FRS BTL 6.59% (1 ML+ 4.50%) due 08/19/2021	355,000	356,775

Computer Software — 0.1%
Rackspace Hosting, Inc. FRS BTL-B 5.36% (3 ML+ 3.00%) due 11/03/2023	353,216	348,359
Vertafore, Inc. 2nd Lien coupon TBD due 07/02/2026	42,934	42,558

		390,917

Dialysis Centers — 0.1%
U.S. Renal Care, Inc. FRS BTL 6.55% (3 ML+ 4.25%) due 12/31/2022	353,189	348,951

E-Commerce/Services — 0.3%
RentPath LLC FRS 2nd Lien 11.10% (1 ML+ 8.50%) due 12/17/2022	1,062,906	903,470

Electronic Components-Misc. — 0.1%
AI Ladder Luxembourg Subco SARL BTL coupon TBD due 07/02/2025	193,923	192,953

Enterprise Software/Service — 0.2%
BMC Software Finance, Inc. BTL coupon TBD due 06/26/2025	114,981	114,180
Focus Financial Partners LLC FRS BTL 5.34% (1 ML+3.25%) due 08/05/2022	353,220	353,472

		467,652

Finance-Consumer Loans — 0.0%
Stiphout Finance LLC FRS BTL 5.09% (1 ML+ 3.00%) due 10/26/2022	32,806	32,642

Finance-Investment Banker/Broker — 0.0%
Deerfield Holdings Corp. Acquisition FRS BTL 5.58% (1 ML+ 3.25%) due 02/13/2025	119,908	119,334

Finance-Other Services — 0.1%
EG Dutch Finance Co. FRS BTL 6.33% (3 ML+ 4.00%) due 02/07/2025	354,113	350,719
Pi US Mergerco, Inc. FRS 1st Lien 5.59% (1 ML+3.50%) due 12/20/2024	89,505	88,237

		438,956

Footwear & Related Apparel — 0.1%
Calceus Acquisition, Inc. FRS BTL 6.10% (1 ML+ 4.00%) due 02/01/2020	354,069	350,823

Insurance Brokers — 0.2%
HUB International, Ltd. FRS BTL-B1 5.36% (3 ML + 3.00%) due 04/25/2025	97,434	96,758
USI, Inc. FRS BTL-B 5.33% (1 ML+3.00%) due 05/16/2024	353,221	350,836

		447,594

Insurance-Multi-line — 0.1%
York Risk Services Holdings Corp. FRS BTL 5.84% (1 ML+3.75%) due 10/01/2021	353,165	341,940

Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 4.84% (1 ML+2.75%) due 11/03/2023	342,902	342,044
Asurion LLC 2nd Lien coupon TBD due 08/04/2025	7,101	7,150

		349,194

Internet Financial Services — 0.2%
Diamond U.S. Holdings LLC FRS BTL 6.09% (1 ML+4.00%) due 12/23/2024	349,886	348,574
Ion Trading Technologies SARL BTL-B coupon TBD due 11/21/2024	295,733	293,700

		642,274

Leisure Products — 0.1%
Hayward Industries, Inc. FRS BTL-B 5.59% (1 ML+3.50%) due 08/05/2024	353,221	353,397

Machinery-General Industrial — 0.2%
Duravant LLC FRS BTL 5.58% (1 ML+3.25%) due 07/19/2024	353,225	352,489
Waterjet Holdings, Inc. FRS BTL 5.09% (1 ML + 3.00%) due 04/21/2025	75,801	75,421
Waterjet Holdings, Inc. FRS BTL 5.33% (3 ML + 3.00%) due 04/21/2025	9,475	9,428
Waterjet Holdings, Inc. FRS BTL 5.50% (6 ML + 3.00%) due 04/21/2025	9,475	9,428

		446,766

Machinery-Pumps — 0.2%
STS Operating, Inc. FRS 1st Lien 5.84% (1 ML+3.75%) due 12/11/2024	110,855	110,439
Titan Acquisition, Ltd. FRS BTL-B 5.09% (1 ML+3.00%) due 03/28/2025	354,113	348,555

		458,994

Marine Services — 0.1%
Drew Marine Group, Inc. FRS BTL 5.34% (1 ML+3.25%) due 11/19/2020	254,511	255,147

Medical Products — 0.1%
Greatbatch, Ltd. FRS BTL-B 5.30% (1 ML+3.25%) due 10/27/2022	347,304	347,912

Medical-Drugs — 0.1%
Akorn, Inc. FRS BTL 6.38% (1 ML+4.25%) due 04/16/2021	355,000	347,456

Medical-Generic Drugs — 0.1%
Alvogen Pharma U.S. Inc. FRS BTL 6.84% (1 ML+ 5.00%) due 04/02/2022	349,854	350,620

Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.08% (3 ML+2.75%) due 06/07/2023	339,313	337,298

Medical-Nursing Homes — 0.6%
Kindred Healthcare, Inc. 1st Lien coupon TBD due 06/19/2025	1,903,509	1,884,474

Metal Processors & Fabrication — 0.3%
CIRCOR International, Inc. FRS 1st Lien 5.56% (1 ML+3.50%) due 12/11/2024	353,225	352,232
Crosby US Acquisition Corp. FRS 1st Lien 5.08% (1 ML+3.00%) due 11/23/2020	353,151	346,640
Doncasters Group, Ltd. FRS BTL 5.83% (1 ML+3.50%) due 04/09/2020	256,546	247,166

		946,038

Oil Companies-Exploration & Production — 0.2%
Medallion Midland Acquisition LLC FRS 1st Lien 5.34% (1 ML+3.25%) due 10/30/2024	353,225	348,368
Osum Production Corp. FRS BTL 7.83% (1 ML+5.50%) due 07/28/2020	412,855	359,184

		707,552

Pharmacy Services — 0.0%
Valeant Pharmaceuticals International FRS 4.98% (1 ML+3.00%) due 06/02/2025	23,747	23,656

Publishing-Books — 0.2%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 5.09% (1 ML+3.00%) due 05/31/2021	671,349	623,012

Quarrying — 0.0%
US Silica Co. FRS BTL-B 6.13% (1 ML+4.00%) due 05/01/2025	77,737	77,810

Real Estate Investment Trusts — 0.1%
QCP West Reit LLC FRS BTL 7.34% (1 ML+5.25%) due 10/31/2022	316,452	318,034

Rental Auto/Equipment — 0.1%
Bakercorp International Holdings, Inc. FRS BTL 5.36% (1 ML+3.00%) due 02/07/2020	354,073	348,983

Resort/Theme Parks — 0.1%
SW Acquisitions Co., Inc. FRS BTL 5.09% (1 ML+3.00%) due 03/31/2024	353,212	350,489

Retail-Hypermarkets — 0.1%
Smart & Final Stores LLC FRS BTL 5.59% (1 ML+3.50%) due 11/15/2022	355,000	346,125

Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL-B 7.09% (1 ML+5.00%) due 09/25/2024		353,221	353,993

Soap & Cleaning Preparation — 0.1%
Diamond BC BV FRS BTL 5.10% (2 ML+3.00%) due 09/06/2024		353,225	346,602

Steel-Producers — 0.1%
Helix Acquisition Holdings, Inc. FRS 1st Lien 5.83% (3 ML+3.50%) due 09/29/2024		353,221	351,896

Telecom Services — 0.1%
West Corp. FRS BTL-B1 5.59% (1 ML+3.50%) due 10/10/2024		167,453	166,735

Telephone-Integrated — 0.2%
CenturyLink, Inc. FRS BTL-B 4.84% (1 ML+2.75%) due 01/31/2025		353,225	345,656
TDC A/S BTL coupon TBD due 05/31/2025		124,814	124,502

			470,158

Theaters — 0.1%
Cineworld, Ltd. FRS BTL-B 4.59% (1 ML + 2.50%) due 02/28/2025		354,113	351,545

Transport-Equipment & Leasing — 0.1%
Goodpack, Ltd. FRS 1st Lien 6.08% (3 ML+3.75%) due 09/11/2023		179,760	179,760
Goodpack, Ltd. FRS 2nd Lien 9.33% (3 ML+7.00%) due 09/11/2024		25,868	25,847

			205,607

Transport-Truck — 0.1%
Aplpd Bidco LLC FRS BTL 5.05% (1 ML+3.00%) due 12/06/2024		353,221	353,221

Total Loans (cost $21,048,613)			20,722,446

COMMON STOCKS — 0.1%
Television — 0.1%
ION Media Networks, Inc.†(4)(5)(16) (cost $6)		655	508,536

PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%		5,200	123,708

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†		5,875	36,719

Telecom Services — 0.1%
Qwest Corp. 6.13%		6,225	127,301

Total Preferred Securities (cost $376,335)			287,728

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.6%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV 2.70% due 12/14/2022(15)	EUR	200,000	227,721

Banks-Commercial — 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(15)		200,000	176,500
Bank of Nova Scotia 4.65% due 10/12/2022(15)		341,000	308,605
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(15)		152,000	162,830

			647,935

Banks-Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*		201,000	178,136

Banks-Super Regional — 0.1%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(15)		112,000	110,824
SunTrust Banks, Inc. 5.05% due 06/15/2022(15)		217,000	212,920
Wells Fargo Capital X 5.95% due 12/01/2086		97,000	104,374

			428,118

Building Societies — 0.1%
Nationwide Building Society 6.88% due 06/20/2019(15)	GBP	150,000	202,104

Diversified Banking Institutions — 0.6%
BAC Capital Trust XIII Series F 4.00% due 08/06/2018(15)		463,000	410,912
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(15)		296,000	277,678
HSBC Holdings PLC 6.00% due 05/22/2017(15)		273,000	253,208
HSBC Holdings PLC 6.25% due 03/23/2023(15)		427,000	418,994

JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(15)		261,000	240,642
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(15)		311,000	319,552

			1,920,986

Electric-Generation — 0.1%
Engie SA 4.63% due 01/10/2019(15)	GBP	300,000	399,884

Electric-Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054		137,000	142,754
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(15)	EUR	200,000	230,641

			373,395

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)		222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		236,000	239,340

Food-Dairy Products — 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		445,000	498,400

Gas-Distribution — 0.1%
Centrica PLC 3.00% due 04/10/2076	EUR	325,000	387,240

Insurance-Life/Health — 0.2%
Aviva PLC 6.13% due 07/05/2043	EUR	215,000	296,437
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*		250,000	235,001
Prudential Financial, Inc. 4.50% due 09/15/2047		72,000	66,060

			597,498

Insurance-Multi-line — 0.1%
Assurant, Inc. 7.00% due 03/27/2048		256,000	258,413

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(15)		105,000	104,475

Pipelines — 0.2%
Enbridge, Inc. 5.50% due 07/15/2077		196,000	178,605
Energy Transfer Partners LP 6.25% due 02/15/2023(15)		130,000	120,412
EnLink Midstream Partners LP 6.00% due 12/15/2022(15)		116,000	99,144
Enterprise Products Operating LLC 4.88% due 08/16/2077		98,000	91,630
Enterprise Products Operating LLC 5.25% due 08/16/2077		86,000	79,980
TransCanada Trust 5.30% due 03/15/2077		86,000	81,314
TransCanada Trust 5.63% due 05/20/2075		72,000	70,200

			721,285

Telephone-Integrated — 0.1%
Orange SA 5.25% due 02/07/2024(15)	EUR	365,000	471,843

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053		272,000	273,360

Water — 0.1%
Suez 3.00% due 06/23/2020(15)	EUR	400,000	482,175

Total Preferred Securities/Capital Securities (cost $8,594,899)			8,412,330

Total Long-Term Investment Securities (cost $309,312,315)			296,725,468

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(17) (cost $5,259,974)		5,259,974	5,259,974

TOTAL INVESTMENTS (cost $314,572,289)		94.3%	301,985,442
Other assets less liabilities		5.7	18,098,438

NET ASSETS		100.0%	$320,083,880

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $84,119,770 representing 26.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Commercial Mortgage Backed Security

(4)	Securities classified as Level 3 (see Note 1).

(5)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $516,749 representing 0.2% of net assets.

(6)	Company has filed for bankruptcy protection.

(7)	Security in default of interest

(8)	Security in default of interest and principal at maturity.

(9)	Denominated in United States dollars unless otherwise indicated.

(10)	Interest Only

(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2018.

(12)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(15)	Perpetual maturity - maturity date reflects the next call date.

(16)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media	12/16/2016	655	$6	$508,536	$776.39	0.15%

(17)	The rate shown is a 7 day yield as of June 30, 2018.

BTL — Bank Term Loan

REMIC— Real Estate Mortgage Investment Conduit

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR — Euro Currency

GBP — British Pound

Index Legend

1 ML— 1 Month USD LIBOR

2 ML— 2 Month USD LIBOR

3 ML— 3 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

6 ML— 6 Month USD LIBOR

12 ML— 12 Month USD LIBOR

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	7,400,000	USD	8,744,400	07/20/2018	$92,148	$—
	EUR	5,776,000	USD	6,700,984	08/30/2018	—	(73,002)
	GBP	1,239,000	USD	1,637,605	08/30/2018	—	(1,752)
	USD	526,891	EUR	446,000	07/20/2018	—	(5,418)

Net Unrealized Appreciation/(Depreciation)						$92,148	$(80,172)

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$3,185,917	$—	$3,185,917
U.S. Corporate Bonds & Notes:
Airlines	—	—	24,634	24,634
Finance-Investment Banker/Broker	—	810,539	64	810,603
Gambling (Non-Hotel)	—	—	8,127	8,127
Rubber/Plastic Products	—	—	0	0
Other Industries	—	99,569,353	—	99,569,353
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	62,158,166	—	62,158,166
Foreign Government Obligation	—	52,193,114	—	52,193,114
U.S. Government Agencies	—	30,037,665	—	30,037,665
U.S. Government Treasuries	—	18,806,849	—	18,806,849
Loans	—	20,722,446	—	20,722,446
Common Stocks	—	—	508,536	508,536
Preferred Securities	287,728	—	—	287,728
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	22	22
Other Industries	—	8,412,308	—	8,412,308
Short-Term Investment Securities	5,259,974	—	—	5,259,974

Total Investments at Value	$5,547,702	$295,896,357	$541,383	$301,985,442

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$92,148	$—	$92,148

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$80,172	$—	$80,172

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 0.2%
Diversified Financial Services — 0.2%
Home Equity Loan Trust VRS Series 2007-HSA3, Class AI4 6.11% due 06/25/2037(1) (cost $511,329)	$518,951	$519,195

U.S. CORPORATE BONDS & NOTES — 31.2%
Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	380,000	386,650
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	600,000	606,750

		993,400

Apparel Manufacturers — 0.2%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	591,000	530,369

Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	815,000	830,485

Athletic Equipment — 0.2%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	700,000	666,750

Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*	900,000	924,750

Auto/Truck Parts & Equipment-Original — 0.2%
TI Group Automotive Systems LLC Company Guar. Notes 8.75% due 07/15/2023*	661,000	690,877

Broadcast Services/Program — 0.8%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,415,000	1,406,567
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019†(2)(3)	690,000	522,675
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	900,000	864,000

		2,793,242

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	255,000	255,638

Building & Construction-Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.63% due 08/15/2025*	900,000	852,750

Building-Heavy Construction — 0.1%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	325,000	345,313

Building-Residential/Commercial — 1.8%
Beazer Homes USA, Inc. Company Guar. Notes 5.88% due 10/15/2027	560,000	487,771
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	620,000	592,100
Lennar Corp. Company Guar. Notes 5.25% due 06/01/2026	815,000	798,700
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	730,000	682,550
MDC Holdings, Inc. Company Guar. Notes 5.50% due 01/15/2024	700,000	707,000
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	500,000	495,000
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	1,475,000	1,463,938
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023*	700,000	691,047

		5,918,106

Cable/Satellite TV — 2.1%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	630,000	626,850
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	955,000	947,837
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	710,000	664,294
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 7.50% due 04/01/2028*	585,000	592,137
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,675,000	1,673,351
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	455,000	429,975
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,000,000	1,001,250
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	340,000	297,925

Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	590,000	539,850
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.88% due 02/15/2023*	100,000	96,000

		6,869,469

Casino Hotels — 0.3%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026*	260,000	257,400
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	780,000	778,791

		1,036,191

Cellular Telecom — 0.7%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,475,000	1,529,391
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	750,000	743,437

		2,272,828

Chemicals-Diversified — 0.2%
Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022*	425,000	416,500
Hexion, Inc. Sec. Notes 13.75% due 02/01/2022*	340,000	308,550

		725,050

Chemicals-Specialty — 0.7%
Cornerstone Chemical Co. Senior Sec. Notes 6.75% due 08/15/2024*	685,000	671,300
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	535,000	553,725
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	1,000,000	977,500

		2,202,525

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	852,000	907,380

Commercial Services — 0.2%
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	535,000	518,950

Computer Services — 0.1%
West Corp. Company Guar. Notes 8.50% due 10/15/2025*	540,000	492,750

Computers-Integrated Systems — 0.1%
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	250,000	250,625

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	990,000	980,100

Containers-Metal/Glass — 0.2%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	575,000	589,375

Containers-Paper/Plastic — 0.1%
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	415,000	399,438

Diagnostic Equipment — 0.6%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	995,000	984,254
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	490,000	493,773
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	525,000	513,187

		1,991,214

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	550,000	533,500

Disposable Medical Products — 0.2%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	615,000	627,300

Diversified Manufacturing Operations — 0.1%
LSB Industries, Inc. Senior Sec. Notes 9.63% due 05/01/2023*	475,000	478,563

Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(4)	1,667,835	17

Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	560,000	540,400
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	590,000	559,025

		1,099,425

Enterprise Software/Service — 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	575,000	575,719

Finance-Consumer Loans — 1.0%
Navient Corp. Senior Notes 6.50% due 06/15/2022	602,000	616,297
Navient Corp. Senior Notes 6.75% due 06/25/2025	735,000	727,650
Navient Corp. Senior Notes 7.25% due 09/25/2023	185,000	193,788

Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	900,000	918,000
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	455,000	451,587
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	265,000	263,675

		3,170,997

Finance-Mortgage Loan/Banker — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.88% due 08/01/2021*	935,000	955,523

Finance-Other Services — 0.1%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	300,000	299,250

Food-Misc./Diversified — 0.7%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,070,000	1,059,300
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. Senior Notes 8.50% due 06/01/2026*	580,000	559,700
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	435,000	405,637
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	440,000	429,550

		2,454,187

Food-Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	605,000	535,425
Safeway, Inc. Senior Notes 7.25% due 02/01/2031	580,000	539,400

		1,074,825

Gambling (Non-Hotel) — 0.8%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,000,000	946,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 02/15/2023*	485,000	494,700
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	715,000	742,277
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	380,000	384,750

		2,567,977

Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	390,000	377,813

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026*	460,000	451,950

Housewares — 0.1%
American Greetings Corp. Company Guar. Notes 8.75% due 04/15/2025*	270,000	251,100

Independent Power Producers — 0.6%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	1,137,000	1,081,571
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	530,000	553,850
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028*	260,000	256,100

		1,891,521

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	600,000	611,250

Investment Companies — 0.1%
Compass Diversified Holdings/Compass Group Diversified Holdings LLC Senior Notes 8.00% due 05/01/2026*	350,000	341,250

Machinery-Electrical — 0.2%
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(5)	795,000	771,150

Medical Information Systems — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	260,000	245,986

Medical Labs & Testing Services — 0.5%
Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	350,000	350,770
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(5)	635,000	641,477
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	700,000	668,500

		1,660,747

Medical Products — 0.2%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.13% due 06/15/2021*	600,000	607,320

Medical-Drugs — 0.6%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	350,000	280,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	265,000	271,402
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 8.50% due 01/31/2027*	1,320,000	1,336,500

		1,887,902

Medical-HMO — 0.4%
Centene Corp. Senior Notes 5.38% due 06/01/2026*	195,000	197,560
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	400,000	410,000
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(5)	270,000	278,438
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	450,000	447,750

		1,333,748

Medical-Hospitals — 1.2%
Envision Healthcare Corp. Company Guar. Notes 6.25% due 12/01/2024*	265,000	282,225
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,115,000	1,097,940
SP Finco LLC Company Guar. Notes 6.75% due 07/01/2025*	125,000	118,594
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	360,000	370,350
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	275,000	287,518
THC Escrow Corp. III Sec. Notes 5.13% due 05/01/2025*	285,000	270,928
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025*	1,600,000	1,588,000

		4,015,555

Medical-Nursing Homes — 0.2%
Kindred Healthcare, Inc. Company Guar. Notes 8.00% due 01/15/2020	515,000	551,828

Non-Hazardous Waste Disposal — 0.4%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	510,000	507,450
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	858,000	810,810

		1,318,260

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	665,000	478,800

Oil Companies-Exploration & Production — 2.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024	775,000	820,531
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	551,000	557,888
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	850,000	860,625
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	1,595,000	1,622,912
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	875,000	844,375
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	238,000	252,280
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	435,000	444,788
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	315,000	318,150
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	200,000	155,000
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	755,000	739,900
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	845,000	859,787
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	580,000	543,750
Sanchez Energy Corp. Senior Sec. Notes 7.25% due 02/15/2023*	350,000	346,500
SM Energy Co. Senior Notes 5.63% due 06/01/2025	250,000	238,125
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	575,000	531,875

		9,136,486

Oil Refining & Marketing — 0.2%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.88% due 01/15/2023*	245,000	235,200
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026*	440,000	416,900

		652,100

Oil-Field Services — 0.6%
Bristow Group, Inc. Senior Sec. Notes 8.75% due 03/01/2023*	570,000	555,037
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	880,000	903,100
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	665,000	688,275

		2,146,412

Paper & Related Products — 0.1%
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026*	355,000	344,350

Pipelines — 0.9%
American Midstream Partners LP/American Midstream Finance Corp. Company Guar. Notes 9.25% due 12/15/2021*(15)	525,000	514,500
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,065,000	1,107,600
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	436,000	464,885
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026*	1,000,000	1,007,500

		3,094,485

Private Equity — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	850,000	851,062
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.38% due 12/15/2025	700,000	700,875

		1,551,937

Publishing-Books — 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	500,000	462,500

Publishing-Periodicals — 0.2%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026*	785,000	774,206

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	775,000	775,000

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	640,000	616,000

Real Estate Investment Trusts — 1.1%
Corrections Corp. of America Company Guar. Notes 5.00% due 10/15/2022	450,000	450,000
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	600,000	579,000
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,010,000	977,806
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	500,000	453,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	250,000	253,125
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	400,000	382,000
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	280,000	293,300
Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	455,000	411,775

		3,800,756

Resort/Theme Parks — 0.1%
Boyne USA, Inc. Sec. Notes 7.25% due 05/01/2025*	465,000	484,763

Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	499,000	444,110

Retail-Automobile — 0.2%
Sonic Automotive, Inc. Company Guar. Notes 6.13% due 03/15/2027	600,000	567,000

Retail-Building Products — 0.1%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	400,000	367,760

Retail-Convenience Store — 0.2%
Cumberland Farms, Inc. Senior Notes 6.75% due 05/01/2025*	710,000	718,875

Retail-Drug Store — 0.1%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	400,000	405,600

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	600,000	396,750

Retail-Propane Distribution — 0.3%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 06/15/2020	570,000	548,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	425,000	412,250

		960,875

Retail-Restaurants — 0.2%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	770,000	770,139

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(2)(4)(6)(7)	550,000	0

Schools — 0.5%
Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*	900,000	909,000
Laureate Education, Inc. Company Guar. Notes 8.25% due 05/01/2025*	570,000	608,122

		1,517,122

Security Services — 0.2%
Altegrity, Inc. Senior Sec. Notes 9.50% due 07/01/2019*	740,000	773,300

Soap & Cleaning Preparation — 0.2%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	720,000	648,000

Specified Purpose Acquisitions — 0.2%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	790,000	770,250

Steel-Producers — 0.3%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	380,000	396,150
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	715,000	705,176

		1,101,326

Telephone-Integrated — 1.3%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	500,000	513,750
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	435,000	396,937
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	493,000	459,722
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	720,000	496,728
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	640,000	654,010
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	255,000	246,075
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	400,000	380,440
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	580,000	568,110
Windstream Services LLC Company Guar. Notes 7.75% due 10/15/2020	365,000	327,588
Windstream Services LLC/Windstream Finance Corp. Senior Sec. Notes 8.63% due 10/31/2025*	185,000	175,750

		4,219,110

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	230,000	211,600

Theaters — 0.3%
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	845,000	838,662

Wireless Equipment — 0.1%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	425,000	398,438

Total U.S. Corporate Bonds & Notes (cost $105,586,273)		103,618,950

FOREIGN CORPORATE BONDS & NOTES — 6.1%
Aerospace/Defense — 0.4%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	780,000	781,950
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	515,000	542,037

		1,323,987

Building & Construction Products-Misc. — 0.2%
James Hardie International Finance DAC Senior Notes 4.75% due 01/15/2025*	655,000	638,625

Cable/Satellite TV — 0.9%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,190,000	1,094,800
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	1,000,000	977,700
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	600,000	546,000
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	400,000	380,520

		2,999,020

Casino Services — 0.3%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	800,000	844,000

Chemicals-Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 4.88% due 06/01/2024*	455,000	432,250
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	575,000	544,812

		977,062

Chemicals-Specialty — 0.3%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(5)	325,000	323,375
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	750,000	736,875

		1,060,250

Containers-Metal/Glass — 0.5%
ARD Securities Finance SARL Senior Sec. Notes 8.75% due 01/31/2023*(8)	555,000	564,712
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,120,000	1,090,600

		1,655,312

Cruise Lines — 0.2%
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	850,000	803,250

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*	715,000	693,550

Machinery-Pumps — 0.1%
Titan Acquisition, Ltd. /Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	455,000	424,288

Medical Products — 0.1%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	350,000	291,725

Medical-Biomedical/Gene — 0.1%
Concordia International Corp. Senior Sec. Notes 9.00% due 04/01/2022*	220,000	196,900

Medical-Drugs — 0.6%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	385,000	309,434
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028	330,000	336,345
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	1,010,000	995,355
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	295,000	305,679

		1,946,813

Metal-Diversified — 0.1%
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*	405,000	385,763

Oil & Gas Drilling — 0.4%
Transocean Guardian, Ltd. Senior Sec. Notes 5.88% due 01/15/2024*	375,000	373,594
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	400,000	325,000
Transocean, Inc. Company Guar. Notes 7.50% due 01/15/2026*	255,000	258,984
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	230,000	247,538

		1,205,116

Oil Companies-Exploration & Production — 0.4%
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024*	535,000	513,140
Seven Generations Energy, Ltd. Company Guar. Notes 5.38% due 09/30/2025*	685,000	658,456

		1,171,596

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	435,000	431,559

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	150,000	148,688
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	240,000	236,400

		385,088

Security Services — 0.2%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	510,000	521,475

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.26% due 01/15/2015†*(2)(4)(6)(7)	1,025,000	0

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	715,000	770,412

Telecom Services — 0.1%
Digicel, Ltd. Company Guar. Notes 6.75% due 03/01/2023*	350,000	290,500

Transport-Marine — 0.2%
Topaz Marine SA Company Guar. Notes 9.13% due 07/26/2022*	740,000	744,677

Transport-Services — 0.1%
JSL Europe SA Company Guar. Notes 7.75% due 07/26/2024*	555,000	499,500

Total Foreign Corporate Bonds & Notes (cost $22,039,537)		20,260,468

LOANS(9)(10)(11) — 60.6%
Advertising Services — 0.5%
Advantage Sales & Marketing, Inc. FRS 1st Lien 5.34% (1 ML+3.25%) due 07/23/2021	360,321	341,254
Advantage Sales & Marketing, Inc. FRS BTL-B2 5.34% (1 ML+3.25%) due 07/25/2021	678,548	642,641
Advantage Sales & Marketing, Inc. FRS 2nd Lien 8.59% (1 ML+6.50%) due 07/25/2022	758,000	686,369

		1,670,264

Aerospace/Defense-Equipment — 0.8%
Accudyne Industries Borrower SCA FRS BTL-B 5.34% (1 ML+3.25%) due 08/18/2024	1,124,039	1,120,995
TransDigm, Inc. FRS BTL-E 4.59% (1 ML+2.50%) due 05/30/2025	408,975	406,784
TransDigm, Inc. FRS BTL-F 4.59% (1 ML+2.50%) due 06/09/2023	466,832	464,527
TransDigm, Inc. FRS BTL-G 4.59% (1 ML+2.50%) due 08/22/2024	628,666	624,288

		2,616,594

Appliances — 0.3%
Global Appliance, Inc. FRS BTL-B 6.10% (1 ML+4.00%) due 09/29/2024	1,037,163	1,044,941

Applications Software — 0.9%
Impala Private Holdings II LLC FRS 1st Lien 6.10% (1 ML+4.00%) due 11/11/2024	1,029,825	1,029,396
SS&C European Holdings SARL FRS BTL-B4 4.59% (1 ML+2.50%) due 04/16/2025	545,238	545,306
SS&C Technologies, Inc. FRS BTL-B3 4.59% (1 ML+2.50%) due 04/16/2025	1,441,235	1,441,416

		3,016,118

Auto-Heavy Duty Trucks — 0.5%
Deck Chassis Acquisition, Inc. FRS 2nd Lien 8.10% (1 ML+6.00%) due 06/15/2023	225,000	226,688
Navistar, Inc. FRS BTL-B 5.53% (1 ML+3.50%) due 11/06/2024	1,461,338	1,464,381

		1,691,069

Auto/Truck Parts & Equipment-Original — 1.9%
Accuride Corp. FRS BTL 7.58% (3 ML+5.25%) due 11/17/2023	1,178,556	1,191,815
Dexko Global, Inc. FRS BTL-B 5.59% (1 ML+3.50%) due 07/24/2024	1,402,959	1,405,150
Federal-Mogul Holdings Corp. FRS BTL-C 5.82%-5.84%(1 ML+3.75%) due 04/15/2021	2,071,675	2,072,107
Tenneco, Inc. BTL coupon TBD due 06/14/2025	1,630,000	1,613,700

		6,282,772

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc. BTL coupon TBD due 06/30/2025	530,000	530,442

Bicycle Manufacturing — 0.4%
SRAM LLC FRS BTL-B 4.86% (3 ML+2.75%) due 03/15/2024	598,259	595,267
SRAM LLC FRS BTL-B 4.92% (2 ML+2.75%) due 03/15/2024	616,232	613,151
SRAM LLC FRS BTL-B 6.75% (USFRBPLR+1.75%) due 03/15/2024	22,482	22,370

		1,230,788

Broadcast Services/Program — 1.0%
iHeartCommunications, Inc. BTL-D-EXT 6.75% due 01/30/2019†(2)(3)	1,555,000	1,183,095
Univision Communications, Inc. FRS BTL-C5 4.84% (1 ML+2.75%) due 03/15/2024	2,214,711	2,138,778

		3,321,873

Building & Construction Products-Misc. — 1.4%
CPG International, Inc. FRS BTL 6.25% (6 ML+3.75%) due 05/03/2024	1,482,222	1,481,295
CPG International, Inc. BTL coupon TBD due 05/03/2024	2,015,000	2,013,741
Summit Materials LLC FRS BTL-B 4.10% (1 ML+2.00%) due 11/21/2024	995,000	991,269

		4,486,305

Building Products-Cement — 0.4%
Quikrete Holdings, Inc. FRS BTL-B 4.84% (1 ML+2.75%) due 11/15/2023	1,326,136	1,319,505

Building-Heavy Construction — 0.4%
Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 6.58% (3 ML+4.25%) due 06/21/2024	7,475	7,479
Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 6.61% (3 ML+4.25%) due 06/21/2024	1,472,575	1,473,412

		1,480,891

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(4)(6)	2,037,810	0

Cable/Satellite TV — 0.7%
Radiate Holdco LLC FRS 1st Lien 5.09% (1 ML+3.00%) due 02/01/2024	919,785	903,584
UPC Financing Partnership FRS BTL 4.57% (1 ML+2.50%) due 01/15/2026	1,285,000	1,269,580

		2,173,164

Casino Hotels — 1.3%
Caesars Resort Collection LLC FRS BTL-B 4.84% (1 ML+2.75%) due 12/22/2024	2,034,775	2,029,324
CityCenter Holdings LLC FRS BTL-B 4.34% (1 ML+2.25%) due 04/18/2024	1,800,591	1,789,337
Golden Nugget, Inc. FRS BTL 4.80%-4.84 (1 ML+2.75%) due 10/04/2023	623,648	623,355

		4,442,016

Casino Services — 0.5%
CBAC Borrower LLC FRS BTL-B 6.09% (1 ML+4.00%) due 07/05/2024	704,675	704,675
Gateway Casinos & Entertainment, Ltd. FRS BTL-B 5.47% (3 ML+3.00%) due 12/01/2023	550,000	550,000
Stars Group Holdings BV BTL coupon TBD due 07/10/2025	360,000	359,100

		1,613,775

Chemicals-Diversified — 0.2%
New Arclin US Holding Corp. FRS BTL 5.83% (3 ML+3.50%) due 02/14/2024	491,612	491,919

Chemicals-Specialty — 1.5%
Alpha 3 BV/Alpha US Bidco, Inc. FRS BTL-B1 5.33% (3 ML+3.00%) due 01/31/2024	530,136	529,473
Graftech International, Ltd. FRS BTL-B 5.50% (1 ML+3.50%) due 02/12/2025	1,145,000	1,136,413
Kraton Polymers LLC FRS BTL 4.59% (1 ML+2.50%) due 03/05/2025	321,268	320,465
MacDermid, Inc. FRS BTL-B7 4.59% (1 ML+2.50%) due 06/07/2020	646,708	645,495
OMNOVA Solutions, Inc. FRS 2nd Lien 5.34% (1 ML+3.25%) due 08/25/2023	1,370,042	1,370,042
Venator Materials LLC FRS BTL-B 5.09% (1 ML+3.00%) due 08/08/2024	1,002,425	1,009,943

		5,011,831

Coal — 0.3%
Contura Energy, Inc. FRS BTL-B 7.10% (1 ML+5.00%) due 03/18/2024	1,092,550	1,092,550

Commercial Services — 1.4%
Brickman Group, Ltd. FRS BTL-B 5.09% (1 ML+3.00%) due 12/18/2020	1,073,185	1,072,962
Brickman Group, Ltd. FRS BTL-B 7.00% (USFRBPLR+2.00%) due 12/18/2020	262,841	262,786
Brickman Group, Ltd. FRS 2nd Lien 8.59% (1 ML+6.50%) due 12/17/2021	363,234	364,401
CPI Acquisition, Inc. FRS BTL-B 6.36% (3 ML+4.50%) due 08/17/2022	2,470,685	1,482,411
ServiceMaster Co. LLC FRS BTL-B 4.59% (1 ML+2.50%) due 11/08/2023	1,407,746	1,407,042

		4,589,602

Commercial Services-Finance — 0.7%
Element Materials Tech Group FRS BTL-B 5.59% (1 ML+3.50%) due 06/28/2024	751,225	751,695
NAB Holdings LLC FRS BTL 5.33% (3 ML+3.00%) due 07/01/2024	1,389,518	1,386,623
Trans Union LLC BTL coupon TBD due 06/19/2025	285,000	283,812

		2,422,130

Computer Services — 0.5%
Presidio LLC FRS BTL-B1 4.84% (1 ML+2.75%) due 02/02/2024	13,715	13,674
Presidio LLC FRS BTL-B1 5.06%-5.08% (3 ML+2.75%) due 02/02/2024	614,089	612,246
Tempo Acquisition LLC FRS BTL-B 5.09% (1 ML+3.00%) due 05/01/2024	975,150	971,189

		1,597,109

Computer Software — 1.2%
Rackspace Hosting, Inc. FRS BTL-B 5.36% (3 ML+3.00%) due 11/03/2023	1,240,112	1,223,061
Vertafore, Inc. BTL coupon TBD due 07/02/2025	2,880,000	2,859,759

		4,082,820

Computers-Integrated Systems — 0.3%
Everi Payments, Inc. FRS BTL-B 5.09% (1 ML+3.00%) due 05/09/2024	1,143,450	1,145,236

Containers-Metal/Glass — 1.0%
Anchor Glass Container Corp. FRS 1st Lien 4.81%-4.84% (1 ML+2.75%) due 12/07/2023	583,150	537,226
Anchor Glass Container Corp. FRS 2nd Lien 9.81% (1 ML+7.75%) due 12/07/2024	796,000	553,220
Berlin Packaging LLC FRS BTL-B1 4.99%-5.10% (1 ML+3.00%) due 11/07/2025	900,184	894,397
Berlin Packaging LLC FRS BTL-B1 5.34% (3 ML+3.00%) due 11/07/2025	104,816	104,142
BWAY Corp. FRS BTL-B 5.59% (3 ML+3.25%) due 04/03/2024	1,257,300	1,257,300

		3,346,285

Containers-Paper/Plastic — 1.1%
Kloeckner Pentaplast of America, Inc. FRS BTL-B 6.34% (1 ML+4.25%) due 06/30/2022	1,955,225	1,874,572
Reynolds Group Holdings, Inc. FRS BTL-B 4.84% (1 ML+2.75%) due 02/05/2023	1,109,294	1,106,829
Trident TPI Holdings, Inc. FRS BTL-B1 5.34% (1 ML+3.25%) due 10/17/2024	622,561	617,892

		3,599,293

Cosmetics & Toiletries — 0.6%
Parfums Holding Co., Inc. FRS 1st Lien 6.84% (1 ML+4.75%) due 06/30/2024	1,123,762	1,132,190
Revlon Consumer Products Corp. FRS BTL-B 5.59% (1 ML+3.50%) due 09/07/2023	1,298,642	1,006,448

		2,138,638

Data Processing/Management — 0.6%
First Data Corp. FRS 1st Lien 4.09% (1 ML+2.00%) due 04/26/2024	2,037,298	2,023,546

Diagnostic Equipment — 0.0%
Immucor, Inc. FRS BTL-B3 7.09% (1 ML+5.00%) due 06/15/2021	108,900	110,091

Diagnostic Kits — 0.6%
Ortho-Clinical Diagnostics SA FRS BTL 5.34% (3 ML+3.25%) due 06/30/2025	2,025,282	2,015,358

Dialysis Centers — 0.4%
U.S. Renal Care, Inc. FRS BTL-B 6.55% (3 ML+4.25%) due 12/31/2022	1,329,408	1,313,455

Direct Marketing — 0.3%
Red Ventures LLC FRS BTL-B 6.09% (1 ML+4.00%) due 11/08/2024	1,106,638	1,111,182

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC FRS BTL-B 5.33% (3 ML+3.00%) due 05/15/2022	661,220	663,149

Distribution/Wholesale — 1.0%
American Builders & Contractors Supply Co., Inc. FRS BTL-B2 4.09% (1 ML+2.00%) due 10/31/2023	1,120,892	1,111,084
Spin Holdco, Inc. FRS BTL-B 5.34% (2 ML+3.25%) due 11/14/2022	1,161,055	1,154,835
Univar USA, Inc. FRS BTL-B3 4.59% (1 ML+2.50%) due 07/01/2024	784,671	782,382
Wastequip LLC FRS 1st Lien 5.59% (1 ML+3.50%) due 03/13/2025	384,038	385,238

		3,433,539

E-Commerce/Products — 0.3%
Rodan & Fields LLC FRS BTL-B 6.07% (3 ML+4.00%) due 06/06/2025	1,150,000	1,149,287

E-Commerce/Services — 0.3%
Hoya Midco LLC FRS 1st Lien 5.59% (1 ML+3.50%) due 06/30/2024	514,800	510,296
Hoya Midco LLC BTL coupon TBD due 06/30/2024	490,000	485,712

		996,008

Educational Software — 0.3%
Blackboard, Inc. FRS BTL-B4 7.36% (3 ML+5.00%) due 06/30/2021	1,195,441	1,130,190

Electric-Generation — 0.7%
APLP Holdings LP FRS BTL 5.09% (1 ML+3.00%) due 04/13/2023	994,000	996,485
TEX Operations Co. LLC FRS BTL-B 4.09% (1 ML+2.00%) due 08/04/2023	771,918	765,888
Vistra Energy Corp. FRS 1st Lien 4.06%-4.09% (1 ML+2.00%) due 12/31/2025	580,000	575,469

		2,337,842

Electric-Integrated — 0.4%
Talen Energy Supply LLC FRS BTL-B1 6.09% (1 ML+4.00%) due 07/15/2023	611,704	614,151
Talen Energy Supply LLC FRS BTL-B2 6.09% (1 ML+4.00%) due 04/15/2024	738,375	740,068

		1,354,219

Enterprise Software/Service — 2.4%
Applied Systems, Inc. FRS BTL-B 5.33% (3 ML+3.00%) due 09/19/2024	178,650	178,734
Applied Systems, Inc. FRS 2nd Lien 9.33% (3 ML+7.00%) due 09/19/2025	205,000	211,150
BMC Software Finance, Inc. BTL coupon TBD due 06/26/2025	2,455,000	2,437,908
BMC Software Finance, Inc. FRS BTL-B2 5.34% (1 ML+3.25%) due 09/10/2022	1,471,804	1,471,386
Kronos, Inc. FRS 1st Lien 5.36% (3 ML+3.00%) due 11/01/2023	2,200,247	2,195,596
Kronos, Inc. FRS 2nd Lien 10.61% (3 ML+8.25%) due 11/01/2024	440,000	454,300
Veritas US, Inc. FRS BTL-B 6.59% (1 ML+4.50%) due 01/27/2023	745,491	680,882
Veritas US, Inc. FRS BTL-B 6.83% (3 ML+4.50%) due 01/27/2023	248,281	226,763

		7,856,719

Environmental Consulting & Engineering — 0.3%
Robertshaw US Holding Corp. FRS 1st Lien 5.63% (1 ML+3.50%) due 02/28/2025	857,850	855,705

Finance-Auto Loans — 0.4%
Capital Automotive LP FRS BTL-B 4.60% (1 ML+2.50%) due 03/24/2024	307,507	306,066
Capital Automotive LP FRS 2nd Lien 8.10% (1 ML+6.00%) due 03/24/2025	855,674	859,685

		1,165,751

Finance-Mortgage Loan/Banker — 0.7%
Walter Investment Management Corp. FRS BTL-B 8.09% (1 ML+6.00%) due 06/30/2022	2,331,254	2,228,679

Finance-Other Services — 1.1%
Blackhawk Network Holdings LLC FRS 1st Lien 5.07% (1 ML+3.00%) due 06/15/2025	645,000	642,782
Blackhawk Network Holdings LLC BTL coupon TBD due 06/15/2025	670,000	667,697

Pi US Mergerco, Inc. BTL coupon TBD due 12/20/2024	730,000	719,658
Pi US Mergerco, Inc. FRS 1st Lien 5.59% (1 ML+3.50%) due 12/20/2024	1,730,663	1,706,144

		3,736,281

Financial Guarantee Insurance — 0.2%
VF Holdings Corp. FRS BTL-B1 5.34% (1 ML+3.25%) due 06/30/2023	590,803	590,803

Food-Baking — 0.3%
Hostess Brands LLC FRS BTL-B 4.34% (1 ML+2.25%) due 08/03/2022	1,044,696	1,036,426

Food-Dairy Products — 0.5%
Chobani LLC FRS BTL-B 5.59% (1 ML+3.50%) due 10/10/2023	724,765	724,765
Milk Specialties Co. FRS BTL-B 6.09% (1 ML+4.00%) due 08/16/2023	989,378	987,213

		1,711,978

Food-Flour & Grain — 0.0%
C.H. Guenther & Son, Inc. FRS BTL-B 4.84% (1 ML+2.75%) due 03/31/2025	120,000	119,100

Food-Meat Products — 0.5%
Informatica LLC FRS BTL-B 4.83% (3 ML+2.50%) due 10/30/2022	1,631,434	1,620,557

Food-Misc./Diversified — 0.6%
Dole Food Co., Inc. FRS BTL-B 4.78%-4.84 (1 ML+2.75%) due 04/06/2024	648,948	645,196
Dole Food Co., Inc. FRS BTL-B 5.08% (3 ML+2.75%) due 04/06/2024	18,792	18,684
Dole Food Co., Inc. FRS BTL-B 6.75% (USFRBPLR+1.75%) due 04/06/2024	135	134
H Food Holdings LLC FRS 1st Lien 5.09% (1 ML+3.00%) due 05/23/2025	980,000	970,690
Sigma Bidco BV BTL coupon TBD due 07/02/2025	385,000	385,120

		2,019,824

Food-Retail — 0.4%
Albertson’s LLC FRS BTL-B4 4.84% (1 ML+2.75%) due 08/25/2021	1,039,229	1,027,538
Albertson’s LLC FRS BTL-B5 5.34% (3 ML+3.00%) due 12/21/2022	460,836	456,557

		1,484,095

Gambling (Non-Hotel) — 0.4%
Greektown Holdings LLC FRS BTL-B 5.09% (1 ML+3.00%) due 04/25/2024	513,900	512,187
Scientific Games International, Inc. FRS BTL-B4 4.84% (1 ML+2.75%) due 08/14/2024	179,180	178,329
Scientific Games International, Inc. FRS BTL-B4 4.92% (2 ML+2.75%) due 08/14/2024	753,482	749,904

		1,440,420

Hotels/Motels — 1.6%
Playa Resorts Holding BV FRS BTL-B 4.84% (1 ML+2.75%) due 04/29/2024	2,113,173	2,081,475
Wyndham Hotels & Resorts, Inc. FRS BTL-B 3.73% (1 ML+1.75%) due 05/30/2025	3,375,000	3,370,079

		5,451,554

Housewares — 0.4%
American Greetings Corp. FRS BTL-B 6.59% (1 ML+4.50%) due 04/06/2024	555,000	557,775
Libbey Glass, Inc. FRS BTL-B 5.05% (1 ML+3.00%) due 04/09/2021	869,220	855,095

		1,412,870

Human Resources — 0.4%
CHG Healthcare Services, Inc. FRS 1st Lien 5.36% (3 ML+3.00%) due 06/07/2023	890,000	890,556
Team Health Holdings, Inc. FRS BTL-B 4.84% (1 ML+2.75%) due 02/06/2024	577,885	557,178

		1,447,734

Instruments-Controls — 0.3%
Deliver Buyer, Inc. FRS BTL-B 7.31% (3 ML+5.00%) due 05/01/2024	1,047,355	1,044,737

Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS BTL 6.55% (1 ML+4.50%) due 03/07/2023	155,000	157,713

Insurance-Property/Casualty — 0.7%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 4.84% (1 ML+2.75%) due 03/01/2021	1,248,104	1,240,303
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 7.84% (1 ML+5.75%) due 02/28/2022	749,281	750,843
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 8.06% (3 ML+5.75%) due 02/28/2022	220,719	221,178

		2,212,324

Internet Gambling — 0.2%
GVC Holdings PLC FRS BTL-B2 4.60% (1 ML+2.50%) due 03/29/2024	249,375	248,856
GVC Holdings PLC BTL coupon TBD due 03/29/2024	505,000	503,948

		752,804

Investment Companies — 0.8%
TKC Holdings, Inc. FRS 1st Lien 5.85% (1 ML+3.75%) due 02/01/2023	1,674,209	1,674,209
UFC Holdings LLC FRS 1st Lien 5.35% (1 ML+3.25%) due 08/18/2023	821,691	822,034

		2,496,243

Investment Management/Advisor Services — 0.6%
AlixPartners LLP FRS BTL-B 4.84% (3 ML+2.75%) due 04/04/2024	1,709,771	1,707,101
Focus Financial Partners LLC FRS BTL-B1 4.84% (3 ML+2.75%) due 07/03/2024	233,686	233,467

		1,940,568

Machinery-Construction & Mining — 0.2%
International Equipment Solutions LLC FRS BTL-B 7.83% (3 ML+5.50%) due 08/15/2022	594,992	596,479

Machinery-General Industrial — 1.2%
Gardner Denver, Inc. FRS BTL-B1 4.84% (1 ML+2.75%) due 07/30/2024	1,807,279	1,808,047
Pro Mach Group, Inc. FRS BTL-B 5.02% (1 ML+3.00%) due 03/07/2025	975,100	962,667
Zodiac Pool Solutions LLC BTL coupon TBD due 03/31/2025	320,000	320,000
Zodiac Pool Solutions LLC FRS 1st Lien 8.00% (USFRBPLR+3.00%) due 12/20/2023	1,009,657	1,007,974

		4,098,688

Machinery-Pumps — 0.6%
NN, Inc. FRS BTL 5.34% (1 ML+3.25%) due 04/02/2021	536,750	535,408
NN, Inc. FRS BTL-B 5.84% (1 ML+3.75%) due 10/19/2022	708,007	706,237
Titan Acquisition, Ltd. FRS BTL-B 5.09% (1 ML+3.00%) due 03/28/2025	778,050	765,839

		2,007,484

Medical Instruments — 0.2%
CryoLife, Inc. FRS BTL-B 6.33% (3 ML+4.00%) due 11/14/2024	487,550	490,191

Medical Labs & Testing Services — 0.6%
Explorer Holdings, Inc. FRS BTL-B 6.08% (3 ML+3.75%) due 05/02/2023	262,323	264,127
Iqvia, Inc. FRS BTL-B 4.08% (3 ML+1.75%) due 06/07/2025	1,300,000	1,301,083
Jaguar Holding Co. II FRS BTL 4.59% (3 ML+2.50%) due 08/18/2022	527,573	523,909

		2,089,119

Medical Products — 0.2%
Greatbatch, Ltd. FRS BTL-B 5.30% (1 ML+3.25%) due 10/27/2022	559,487	560,466

Medical-Drugs — 1.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.38% (1 ML+4.25%) due 04/29/2024	767,250	760,057
HLF Financing SARL FRS BTL-B 7.59% (1 ML+5.50%) due 02/15/2023	516,563	520,867
PharMerica Corp. FRS 1st Lien 5.55% (1 ML+3.50%) due 12/06/2024	783,038	780,101

PharMerica Corp. FRS 2nd Lien 9.80% (1 ML+7.75%) due 12/07/2025	75,000	74,531
Valeant Pharmaceuticals International, Inc. FRS BTL-B 4.98% (1 ML+3.00%) due 06/02/2025	1,074,152	1,070,049

		3,205,605

Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals LLC FRS BTL-B 5.63% (3 ML+3.50%) due 05/04/2025	1,064,754	1,062,092

Medical-HMO — 0.4%
MultiPlan, Inc. FRS BTL-B 5.08% (3 ML+2.75%) due 06/07/2023	366,893	364,715
Opal Acquisition, Inc. FRS BTL-B 7.32% (1 ML+5.25%) due 11/25/2022	874,811	837,631

		1,202,346

Medical-Hospitals — 1.9%
Acadia Healthcare Co. Inc. FRS BTL-B2 4.59% (1 ML+2.50%) due 02/16/2023	587,535	588,452
Ardent Health Partners LLC BTL coupon TBD due 06/30/2025	1,005,000	998,719
CHS/Community Health Systems, Inc. FRS BTL-H 5.56% (3 ML+3.25%) due 01/27/2021	1,095,280	1,067,670
Envision Healthcare Corp. FRS BTL-C 5.10% (1 ML+3.00%) due 12/01/2023	1,006,520	1,004,633
Prospect Medical Holdings, Inc. FRS BTL-B 7.50% (1 ML+5.50%) due 02/22/2024	493,763	493,763
Quorum Health Corp. FRS BTL 8.84% (1 ML+6.75%) due 04/29/2022	325,264	329,939
Select Medical Corp. FRS BTL-B 4.80% (1 ML+2.75%) due 03/01/2021	945,078	941,534
Select Medical Corp. FRS BTL-B 6.75% (USFRBPLR+1.75%) due 03/01/2021	2,922	2,911
Surgery Center Holdings, Inc. FRS 1st Lien 5.35% (2 ML+3.25%) due 09/02/2024	729,488	727,664

		6,155,285

Medical-Outpatient/Home Medical — 0.1%
21st Century Oncology, Inc. FRS BTL-B 8.48% (3 ML+6.13%) due 01/16/2023	361,223	347,678

Metal-Diversified — 0.3%
Unimin Corp. FRS BTL 6.05% (3 ML+3.75%) due 06/01/2025	1,140,000	1,139,430

Non-Hazardous Waste Disposal — 0.2%
Wrangler Buyer Corp. FRS BTL-B 4.84% (1 ML+2.75%) due 09/27/2024	731,699	729,169

Oil & Gas Drilling — 0.7%
Paragon Offshore Finance Co. Escrow Loans 6.75% due 07/18/2021†(4)(6)	2,157	0
Seadrill Operating LP FRS BTL-B 8.33% (3 ML+6.00%) due 02/21/2021	2,461,340	2,201,361

		2,201,361

Oil Companies-Exploration & Production — 0.9%
California Resources Corp. FRS 1st Lien 6.84% (1 ML+4.75%) due 12/31/2022	650,000	660,562
Chesapeake Energy Corp. FRS BTL 9.59% (1 ML+7.50%) due 08/23/2021	181,000	188,806
Fieldwood Energy LLC FRS 1st Lien 7.34% (1 ML+5.25%) due 04/11/2022	480,382	480,783
Fieldwood Energy LLC FRS 2nd Lien 9.34% (1 ML+7.25%) due 04/11/2023	128,766	125,440
Gavilan Resources LLC FRS 2nd Lien 8.09% (1 ML+6.00%) due 03/01/2024	470,000	461,383
Medallion Midland Acquisition LLC FRS 1st Lien 5.34% (1 ML+3.25%) due 10/30/2024	552,225	544,632
Ultra Resources, Inc. FRS 1st Lien 5.09% (1 ML+3.00%) due 04/12/2024	705,000	648,600

		3,110,206

Oil Field Machinery & Equipment — 0.1%
Thermon Industries, Inc. FRS BTL-B 5.73% (1 ML+3.75%) due 10/24/2024	161,550	162,358

Oil-Field Services — 0.9%
McDermott Technology Americas, Inc. FRS BTL 7.09% (1 ML+5.00%) due 05/12/2025	1,182,038	1,186,766

MRC Global US, Inc. FRS BTL-B 5.09% (1 ML+3.00%) due 09/20/2024	1,004,950	1,007,462
Weatherford International, Ltd. FRS BTL 3.53% (1 ML+1.43%) due 07/13/2020	677,419	668,952

		2,863,180

Pharmacy Services — 0.5%
Change Healthcare Holdings LLC FRS BTL-B 4.84% (1 ML+2.75%) due 03/01/2024	1,611,951	1,605,704

Pipelines — 0.3%
Traverse Midstream Partners LLC FRS BTL-B 6.34% (3 ML+4.00%) due 09/27/2024	1,085,000	1,084,322

Pollution Control — 0.1%
Filtration Group Corp. FRS BTL 5.34% (3 ML+3.00%) due 03/29/2025	408,975	408,890

Printing-Commercial — 0.3%
Fort Dearborn Co. FRS 1st Lien 6.00% (1 ML +4.00%) due 10/19/2023	6,297	6,203
Fort Dearborn Co. FRS 1st Lien 6.31% (3 ML +4.00%) due 10/19/2023	1,129,055	1,112,119

		1,118,322

Professional Sports — 0.5%
Delta 2 Lux SARL FRS BTL-B 4.59% (1 ML+2.50%) due 02/01/2024	1,779,690	1,754,477

Publishing-Books — 0.3%
McGraw-Hill Global Education Holdings LLC FRS BTL 6.09% (1 ML+4.00%) due 05/04/2022	862,330	841,387

Publishing-Periodicals — 0.3%
Meredith Corp. FRS BTL-B 5.09% (1 ML+3.00%) due 01/31/2025	907,725	907,583

Real Estate Investment Trusts — 0.9%
GGP, Inc. BTL coupon TBD due 05/04/2025	930,000	913,958
iStar, Inc. BTL coupon TBD due 06/28/2023	1,445,000	1,445,000
Uniti Group, Inc. FRS BTL 5.09% (1 ML+3.00%) due 10/24/2022	763,375	728,641

		3,087,599

Real Estate Operations & Development — 0.1%
Lightstone Generation LLC FRS BTL-B 5.84% (1 ML+3.75%) due 01/30/2024	407,446	408,828
Lightstone Generation LLC FRS BTL-C 5.84% (1 ML+3.75%) due 01/30/2024	26,087	26,176

		435,004

Recycling — 0.1%
Gopher Resource LLC FRS 1st Lien 5.34% (1 ML+3.25%) due 03/06/2025	234,413	234,413

Research & Development — 0.1%
PAREXEL International Corp. FRS BTL-B 4.84% (1 ML+2.75%) due 09/27/2024	228,275	226,848

Retail-Bedding — 0.3%
Serta Simmons Bedding LLC FRS 1st Lien 5.53% (1 ML+3.50%) due 11/08/2023	211,140	179,667
Serta Simmons Bedding LLC FRS 1st Lien 5.81% (3 ML+3.50%) due 11/08/2023	756,610	643,828

		823,495

Retail-Building Products — 0.6%
84 Lumber Co. FRS BTL-B1 7.34% (1 ML+5.25%) due 10/25/2023	1,217,218	1,223,304
SiteOne Landscape Supply Holding LLC FRS BTL-D 4.85% (1 ML+2.75%) due 04/29/2022	743,498	743,498

		1,966,802

Retail-Major Department Stores — 0.3%
Neiman Marcus Group, Ltd. LLC FRS BTL 5.26% (1 ML+3.25%) due 10/25/2020	1,107,093	979,224

Retail-Misc./Diversified — 0.3%
Leslie’s Poolmart, Inc. FRS BTL-B 5.59% (1 ML+3.50%) due 08/16/2023	872,445	870,264

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. FRS BTL-B 5.01% (1 ML+3.00%) due 03/11/2022	571,330	472,204

Retail-Sporting Goods — 0.4%
Bass Pro Group LLC FRS BTL-B 7.09% (1 ML+5.00%) due 09/25/2024	1,305,138	1,307,993

Retail-Vitamins & Nutrition Supplements — 0.3%
Isagenix International LLC FRS BTL-B2 8.08% (3 ML+5.75%) due 06/14/2025	640,000	640,000
Isagenix International LLC BTL coupon TBD due 06/14/2025	315,000	315,000

		955,000

Rubber/Plastic Products — 0.7%
Gates Global LLC FRS BTL-B2 5.08% (3 ML+2.75%) due 04/01/2024	1,218,820	1,217,296
U.S. Farathane LLC FRS BLT-B4 5.83% (3 ML+3.50%) due 12/23/2021	1,028,937	1,023,792

		2,241,088

Schools — 0.5%
Laureate Education, Inc. FRS BTL-B 5.59% (1 ML+3.50%) due 04/26/2024	1,424,416	1,423,526
St. George’s University Scholastic Services LLC FRS BTL 5.85% (1 ML+3.75%) due 07/06/2022	196,149	196,802

		1,620,328

Security Services — 0.6%
Garda World Security Corp. FRS BTL-B 5.80% (3 ML+3.50%) due 05/24/2024	490,539	491,766
Garda World Security Corp. FRS BTL-B 7.50% (USFRBPLR+2.50%) due 05/24/2024	1,242	1,245
Prime Security Services Borrower LLC FRS BTL-B1 4.84% (1 ML+2.75%) due 05/02/2022	1,483,360	1,475,247

		1,968,258

Soap & Cleaning Preparation — 0.8%
Diamond BC BV FRS BTL 5.10% (2 ML+3.00%) due 09/06/2024	1,099,475	1,078,860
KIK Custom Products, Inc. BTL coupon TBD due 05/15/2023	809,167	804,615
Zep, Inc. FRS 1st Lien 6.33% (3 ML+4.00%) due 08/12/2024	759,263	741,230

		2,624,705

Telecom Services — 1.3%
Digicel International Finance, Ltd. FRS BTL-B 5.61% (3 ML+3.25%) due 05/28/2024	461,513	442,476
Securus Technologies Holdings, Inc. FRS 1st Lien 6.59% (1 ML+4.50) due 11/01/2024	1,343,250	1,351,086
Securus Technologies Holdings, Inc. BTL coupon TBD due 11/01/2024	165,000	165,962
Securus Technologies Holdings, Inc. FRS 2nd Lien 10.34% (1 ML+8.25%) due 11/01/2025	670,000	671,466
Telenet Financing USD LLC FRS BTL 4.32% (1 ML+2.25%) due 08/15/2026	1,145,000	1,135,697
West Corp. FRS BTL-B 6.09% (1 ML+4.00%) due 10/10/2024	687,527	684,334

		4,451,021

Telecommunication Equipment — 0.3%
Global Tel*Link Corp. FRS 1st Lien 6.33% (3 ML+4.00%) due 05/23/2020	945,984	948,054
Sorenson Communications LLC FRS BTL-B 8.09% (3 ML+5.75%) due 04/30/2020	98,969	98,969

		1,047,023

Telephone-Integrated — 1.0%
CenturyLink, Inc. FRS BTL-B 4.84% (1 ML+2.75%) due 01/31/2025	2,042,930	1,999,152
Frontier Communications Corp. BTL coupon TBD due 06/15/2024	615,000	611,541
TDC A/S BTL coupon TBD due 05/31/2025	825,000	822,937

		3,433,630

Television — 0.6%
Sinclair Television Group, Inc. BTL coupon TBD due 12/12/2024	1,225,000	1,221,325
Tribune Media Co. FRS BTL-B 5.09% (1 ML+3.00%) due 12/27/2020	53,618	53,685
Tribune Media Co. FRS BTL-C 5.09% (1 ML+3.00%) due 01/27/2024	668,275	666,047

		1,941,057

Theaters — 0.7%
CDS U.S. Intermediate Holdings, Inc. FRS BTL-B 5.84% (1 ML+3.75%) due 07/08/2022	1,230,330	1,218,027
Cineworld, Ltd. FRS BTL-B 4.59% (1 ML+2.50%) due 02/28/2025	1,012,463	1,005,122

		2,223,149

Transport-Services — 0.2%
Transplace Holdings, Inc. FRS 1st Lien 5.81% (1 ML+3.75%) due 10/07/2024	771,791	770,826

Veterinary Diagnostics — 0.3%
NVA Holdings, Inc. FRS BTL-B3 4.84% (1 ML+2.75%) due 02/02/2025	1,037,400	1,031,349

Total Loans (cost $203,399,491)		201,311,783

COMMON STOCKS — 0.2%
Electric-Generation — 0.0%
Vistra Energy Corp. CVR†(4)(12)	27,942	15,508

Multimedia — 0.0%
Haights Cross Communication, Inc.†(4)(6)(12)	19,388	0

Oil Companies-Exploration & Production — 0.0%
Fieldwood Energy, Inc.†(12)	2,602	130,751

Television — 0.2%
ION Media Networks, Inc.†(4)(6)(12)	660	512,417

Total Common Stocks (cost $228,016)		658,676

PREFERRED SECURITIES — 0.2%
Diversified Banking Institutions — 0.2%
GMAC Capital Trust I FRS Series 2 8.13% (3 ML + 5.79%) (cost $770,413)	30,000	789,000

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Super Regional — 0.5%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(13)	860,000	850,970
KeyCorp. 5.00% due 09/15/2026(13)	880,000	856,240

		1,707,210

Insurance-Multi-line — 0.2%
Voya Financial, Inc. 5.65% due 05/15/2053	460,000	462,300

Total Preferred Securities/Capital Securities (cost $2,220,160)		2,169,510

Total Long-Term Investment Securities (cost $334,755,219)		329,327,582

SHORT-TERM INVESTMENT SECURITIES — 6.0%
Registered Investment Companies — 6.0%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.82%(14) (cost $20,080,515)	20,080,515	20,080,515

TOTAL INVESTMENTS (cost $354,835,734)	105.2%	349,408,097
Liabilities in excess of other assets	(5.2)	(17,182,085)

NET ASSETS	100.0%	$332,226,012

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $72,267,971 representing 21.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Company has filed for bankruptcy protection.

(3)	Security in default of interest.

(4)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $527,942 representing 0.2% of net assets.

(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(6)	Securities classified as Level 3 (see Note 1).

(7)	Security in default of interest and principal at maturity.

(8)

PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Vistra Energy Corp. CVR	10/06/2016	27,942	$—	$15,508	$0.56	0.01%
Haights Cross Communications, Inc.	01/27/2004	1,491	13,216
	06/06/2005	17,897	154,089

		19,388	167,305	0	0	0.00

Fieldwood Energy, Inc.	03/19/2018	2,602	60,705	130,751	50.25	0.04
ION Media Networks, Inc.	12/21/2016	660	7	512,417	776.39	0.15

				$658,676		0.20%

(13)	Perpetual maturity - maturity date reflects the next call date.

(14)	The rate shown is the 7-day yield as of June 30, 2018.

(15)	“Step-up” security where the rate increases (“steps-up”) at predetermined rate. The rate reflected is as of June 30, 2018.

BTL — Bank Term Loan

CVR — Contingent Value Rights

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD Libor

2 ML — 2 Month USD Libor

3 ML — 3 Month USD Libor

6 ML — 6 Month USD Libor

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$519,195	$—	$519,195
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	103,618,950	—	103,618,950
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	20,260,468	—	20,260,468
Loans:
Building-Residential/Commercial	—	—	0	0
Oil & Gas Drilling	—	—	0	0
Other Industries	—	201,311,783	—	201,311,783
Common Stocks:
Multimedia	—	—	0	0
Television	—	—	512,417	512,417
Other Industries	—	146,259	—	146,259
Preferred Securities	789,000	—	—	789,000
Preferred Securities/Capital Securities	—	2,169,510	—	2,169,510
Short-Term Investment Securities	20,080,515	—	—	20,080,515

Total Investments at Value	$20,869,515	$328,026,165	$512,417	$349,408,097

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Notes to Financial Statements

Note 1. Significant Accounting Policies

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of June 30, 2018 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the AIG Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2018, please refer to each Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
Fund	Foreign Forward Exchange Contracts(1)	Foreign Forward Exchange Contracts(2)
AIG Strategic Bond	$92,148	$80,172

(1)	Unrealized appreciation on forward foreign currency contracts.
(2)	Unrealized depreciation on forward foreign currency contracts.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 28, 2018